UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-10399
______________________________________________

HENDERSON GLOBAL FUNDS
______________________________________________________________________________
(Exact name of registrant as specified in charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

Registrant’s telephone number, including area code:  (312) 915-9144

Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2013

Item 1. Schedule of Investments.

Henderson Global Funds	Portfolio of investments
(unaudited)
All Asset Fund
October 31, 2013

		Value
Shares		(note 2)

Investment companies - 64.40%

Alternatives - 6.15%

143,652	ASG Global Alternatives
	Fund	$ 1,672,114
135,077	Franklin Templeton Hard
	Currency Fund	1,277,826
131,280	Sprott Physical Gold Trust *	1,444,080
		4,394,020

Equity - 32.28%

107,296	Calamos Market Neutral
	Income Fund	1,391,625
48,947	Gateway Fund	1,397,934
136,534	Graphite Enterprise Trust plc	1,214,998
118,589	HarbourVest Global Private
	Equity Ltd (a) *	1,194,784
181,236	Henderson Global Equity
	Income Fund (b)	1,504,258
69,010	Henderson Global
	Technology Fund (b) *	1,745,944
23,363	iShares High Dividend
	Equity Fund	1,628,892
33,842	iShares MSCI EAFE
	Minimum Volatility Index
	Fund	2,100,234
20,516	iShares MSCI Emerging
	Markets Minimum Volatility
	ETF	1,236,089
15,348	iShares MSCI Pacific ex-
	Japan Index Fund	763,103
51,103	iShares MSCI USA
	Minimum Volatility Index
	Fund	1,778,895
100,059	PowerShares International
	Dividend Achievers Portfolio	1,789,055
12,921	SPDR S&P 500 ETF Trust	2,270,607
32,032	Vanguard Dividend
	Appreciation ETF	2,322,640
13,231	WisdomTree Emerging
	Markets Equity Income Fund	706,535
		23,045,593

Fixed income - 25.97%

83,075	Henderson Strategic Income
	Fund (b)	750,999
24,950	iShares Global High Yield
	Corporate Bond Fund	1,339,316
16,704	iShares iBoxx $ High Yield
	Corporate Bond Fund	1,560,154
15,216	iShares iBoxx Investment
	Grade Corporate Bond Fund	1,752,883
114,631	Legg Mason BW Global
	Opportunities Bond Fund	1,257,499
138,536	MSIF Multi-Asset Portfolio	1,672,128
32,210	PIMCO Enhanced Short
	Maturity ETF	3,269,959
111,630	PIMCO Income Fund	1,381,978
27,574	PIMCO Total Return ETF	2,939,388
105,245	PowerShares Senior Loan
	Portfolio	2,613,233
		18,537,537

	Total investment
	companies
	(Cost $43,617,428)	45,977,150

Principal

Sovereign debt obligation - 0.98%

414,088	United Kingdom Inflation-
	Linked Gilt 0.125%, 3/22/24
	(c)	696,781

	Total sovereign debt
	obligations
	(Cost $673,100)	696,781

Shares

Short-term investment - 32.52%

23,214,348	Fidelity Institutional Treasury
	Portfolio (d)	23,214,348

	Total short-term
	investment
	(Cost $23,214,348)	23,214,348

Total investments - 97.90%
	(Cost $67,504,876)	69,888,279

Net other assets and liabilities –
2.10%		1,501,813

Total net assets – 100.00%		$ 71,390,092

*	Non income producing security

(a)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

(b)	Affiliated holding, see notes to portfolio of investments for further information.

(c)	Indexed security in which both the coupon and principal are adjusted in-line with movements in the General Index of Retail Prices in the United Kingdom.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
All Asset Fund
October 31, 2013 (continued)

(d)	A portion of this security is segregated as collateral for futures contracts.

ETF	Exchange-traded fund

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
All Asset Fund
October 31, 2013 (continued)

The Fund held the following open forward foreign currency contracts at October 31, 2013:

			Local	Current	Unrealized
		Value	amount	notional	appreciation/
	Counterparty	date	(000's)	value	(depreciation)
Japanese Yen (Long)	State Street Bank, London	11/22/13	220,231	$ 2,239,903	$ (9,121)
Euro (Short)	State Street Bank, London	11/22/13	840	1,140,555	(19,176)
British Pound (Short)	State Street Bank, London	11/22/13	1,900	3,046,048	(71,210)
Total				$ (99,507)

The Fund held the following open futures contracts at October 31, 2013:

			Current	Unrealized
	Number of	Expiration	notional	appreciation/
	contracts	date	value	(depreciation)
Euro STOXX 50 Index (Long)	47	12/20/13	$ 1,952,077	$ 114,866
FTSE 100 Index (Long)	44	12/20/13	4,732,818	95,282
Nikkei 225 Index (Long)	36	12/12/13	5,253,737	28,960
Russell 2000 Index Mini (Long)	15	12/20/13	1,646,700	69,224
Total				$ 308,332
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
All Asset Fund
October 31, 2013 (continued)

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at October 31, 2013:

	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Investment Companies	$45,977,150	$—	$—	$45,977,150
Sovereign Debt Obligation	—	696,781	—	696,781
Short-Term Investment	23,214,348	—	—	23,214,348
Total Investments	69,191,498	696,781	—	69,888,279
Financial Derivative Instruments*
Futures Contracts	308,332	—	—	308,332
Total Financial Derivative Instruments	$308,332	$—	$—	$308,332
Liabilities
Financial Derivative Instruments*
Forward Foreign Currency Contracts	—	(99,507)	—	(99,507)
Total Financial Derivative Instruments	$—	$(99,507)	$—	$(99,507)
* These investments are recorded at the unrealized gain or loss on the investment.

During the period ended October 31, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board.

See notes to portfolio of investments

Henderson Global Funds		Portfolio of investments
		(unaudited)
Dividend & Income Builder Fund
October 31, 2013

		Value
Shares		(note 2)

Common stocks - 78.58%

Australia - 1.38%
43,138	Toll Holdings, Ltd.	$ 235,254

Canada - 0.50%
1,214	Bank of Montreal	84,554

Colombia - 0.95%
2,868	Bancolombia S.A., ADR	160,981

France - 5.05%
2,200	BNP Paribas S.A.	162,913
2,174	Sanofi	231,830
4,056	Total S.A.	249,276
2,176	Valeo S.A.	216,119
		860,138

Germany - 5.33%
2,424	BASF SE	252,203
2,164	Bayerische Motoren Werke AG	245,455
1,587	Deutsche Boerse AG	119,481
8,592	Deutsche Post AG	290,769
		907,908

Hong Kong - 3.35%
68,000	Shanghai Industrial Holdings, Ltd.	223,655
75,000	SJM Holdings, Ltd.	241,842
9,000	Swire Pacific, Ltd., Class A	104,070
		569,567

Italy - 2.95%
14,831	ENI SpA	375,551
16,791	UniCredit SpA	126,301
		501,852

Luxembourg - 0.85%
1,333	RTL Group S.A.	144,790

Netherlands - 4.45%
10,132	Nielsen Holdings N.V.	399,606
11,419	Reed Elsevier N.V.	230,004
4,705	Wolters Kluwer N.V.	127,636
		757,246

Norway - 1.21%
8,707	Statoil ASA	206,228

Sweden - 1.18%
8,158	Electrolux AB, Series B	201,431

Switzerland - 6.80%
6,753	ABB, Ltd. *	172,444
See notes to portfolio of investments

Henderson Global Funds		Portfolio of investments
		(unaudited)
Dividend & Income Builder Fund
October 31, 2013 (continued)

		Value
Shares		(note 2)
3,082	Nestle S.A.	$ 222,484
4,884	Novartis AG	379,212
1,388	Roche Holding AG	384,268
		1,158,408

Taiwan - 1.14%
7,031	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	129,441
31,501	United Microelectronics Corp., ADR	64,577
		194,018

United Kingdom - 20.42%
24,152	Amlin plc	165,009
6,772	Antofagasta plc	92,838
3,126	BHP Billiton plc	96,761
3,496	British American Tobacco plc	192,604
13,087	British Sky Broadcasting Group plc	196,722
35,915	BT Group plc	217,100
15,854	Centrica plc	89,835
15,689	Greene King plc	207,535
6,884	Hiscox, Ltd.	73,015
22,920	HSBC Holdings plc	250,671
62,537	ITV plc	191,419
101,151	Lloyds Banking Group plc *	125,742
10,055	Prudential plc	206,203
4,091	Rio Tinto plc	207,149
118,534	Shanks Group plc	200,510
43,404	Stagecoach Group plc	244,971
23,748	Standard Life Plc	134,033
100,222	Vodafone Group plc	360,762
10,552	WPP plc	224,178
		3,477,057

United States - 23.02%
3,568	Baxter International, Inc.	235,024
9,391	Cisco Systems, Inc.	211,298
1,541	Cummins, Inc.	195,738
1,362	Duke Energy Corp.	97,696
8,143	General Electric Co.	212,858
3,293	JPMorgan Chase & Co.	169,721
2,666	L Brands, Inc.	166,918
1,785	Lockheed Martin Corp.	238,012
4,044	Mattel, Inc.	179,432
6,298	Microsoft Corp.	222,634
2,268	National Oilwell Varco, Inc.	184,116
6,794	Pfizer, Inc.	208,440
2,351	PNC Financial Services Group, Inc.	172,869
3,865	QUALCOMM, Inc.	268,502
1,661	Reynolds American, Inc.	85,326
6,357	Six Flags Entertainment Corp.	239,087
4,133	Stanley Black & Decker, Inc.	326,879
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Dividend & Income Builder Fund
October 31, 2013 (continued)

		Value
Shares		(note 2)
3,030	Texas Instruments, Inc.	$ 127,502
1,099	Time Warner Cable, Inc.	132,045
4,129	Walgreen Co.	244,602
		3,918,699
Total common stocks
(Cost $12,656,175)		13,378,131

	Face
	amount		Coupon	Maturity

Corporate bonds - 11.06%

		France – 0.62%
USD	100,000	BNP Paribas S.A. (a) (b)	7.195%	6/25/37	104,625

		Luxembourg – 0.28%
USD	50,000	Intelsat Jackson Holdings S.A. (a)	5.500%	8/1/23	48,437

		United Kingdom – 2.66%
USD	25,000	AstraZeneca plc	4.000%	9/18/42	22,463
USD	80,000	Barclays Bank plc (b)	6.860%	6/15/32	82,900
USD	100,000	Ineos Finance plc (a)	7.500%	5/1/20	109,750
USD	100,000	Prudential plc (b)	6.500%	12/23/13	100,615
USD	100,000	Royal Bank of Scotland Group plc	6.100%	6/10/23	103,006
USD	25,000	WPP Finance 2010	4.750%	11/21/21	26,194
USD	8,000	WPP Finance 2010	3.625%	9/7/22	7,768
					452,696

		United States – 7.50%
USD	100,000	Avis Budget Car Rental LLC	5.500%	4/1/23	98,500
USD	100,000	BMC Software Finance, Inc. (a)	8.125%	7/15/21	106,250
USD	16,000	CenturyLink, Inc.	7.600%	9/15/39	15,000
USD	100,000	Constellation Brands, Inc.	4.250%	5/1/23	96,125
USD	100,000	HBOS Capital Funding LP (b)	6.850%	12/23/13	99,725
USD	50,000	HCA, Inc.	8.000%	10/1/18	58,875
USD	25,000	Infor US, Inc.	9.375%	4/1/19	28,375
USD	75,000	Iron Mountain, Inc.	6.000%	8/15/23	76,688
USD	25,000	NIKE, Inc.	2.250%	5/1/23	23,170
USD	100,000	Regal Entertainment Group	5.750%	2/1/25	95,750
USD	50,000	Reynolds Group Issuer, Inc.	5.750%	10/15/20	51,875
USD	90,000	Service Corp. International	8.000%	11/15/21	103,612
USD	90,000	Sprint Communications, Inc. (a)	7.000%	3/1/20	100,350
USD	50,000	Taminco Global Chemical Corp. (a) (c)	9.750%	3/31/20	57,000
USD	90,000	Tenet Healthcare Corp.	8.000%	8/1/20	98,213
USD	25,000	The Hertz Corp.	7.375%	1/15/21	27,875
USD	100,000	Verizon Communications, Inc.	6.550%	9/15/43	116,433
USD	25,000	Wal-Mart Stores, Inc.	4.000%	4/11/43	22,626
					1,276,442
	Total corporate bonds
	(Cost $1,859,673)				1,882,200
See notes to portfolio of investments

Henderson Global Funds		Portfolio of investments
		(unaudited)

Dividend & Income Builder Fund
October 31, 2013 (continued)

		Value
Shares		(note 2)
Investment companies - 1.03%

Fixed income - 1.03%
200	iShares Barclays Credit Bond Fund	$ 21,684
250	PIMCO 0-5 Year High-Yield Corporate Bond Index Fund	26,518
235	PIMCO Investment Grade Corporate Bond Index ETF	24,428
1,417	PowerShares Fundamental High Yield Corporate Bond Portfolio	27,291
1,690	PowerShares Senior Loan Portfolio	41,963
680	SPDR Blackstone/GSO Senior Loan ETF	34,102
		175,986
Total investment companies
(Cost $175,542)		175,986
REITs - 0.65%

Mexico - 0.65%
35,878	Fibra Uno Administracion SA de C.V.	111,094
Total REITs
(Cost $105,710)		111,094
Total long-term investments
(Cost $14,797,100)		15,547,411
Short-term investment - 5.10%
868,994	Fidelity Institutional Treasury Portfolio	868,994
Total short-term investment
(Cost $868,994)		868,994
Total investments - 96.42%
(Cost $15,666,094)		16,416,405
Net other assets and liabilities – 3.58%		609,094
Total net assets – 100.00%		$ 17,025,499

*	Non income producing security
(a)	Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2013, the restricted securities held by the Fund had an aggregate value of
$526,412, which represented 3.1% of net assets.
(b)	Maturity date is perpetual. Maturity date presented represents the next call date.
(c)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.
	ADR	American Depositary Receipts
	ETF	Exchange-traded fund
	REIT	Real Estate Investment Trust
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Dividend & Income Builder Fund
October 31, 2013 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	7.64%
Pharmaceuticals	7.20
Integrated Oil & Gas	4.88
Air Freight & Logistics	3.09
Communications Equipment	2.82
Life & Health Insurance	2.59
Industrial Conglomerates	2.56
Research & Consulting Services	2.35
Diversified Metals & Mining	2.33
Wireless Telecommunication Services	2.12
Publishing	2.10
Broadcasting	1.98
Cable & Satellite	1.93
Industrial Machinery	1.92
Semiconductors	1.89
Tobacco	1.63
Diversified Chemicals	1.48
Automobile Manufacturers	1.44
Trucking	1.44
Drug Retail	1.44
Casinos & Gaming	1.42
Leisure Facilities	1.40
Property & Casualty Insurance	1.40
Aerospace & Defense	1.40
Health Care Equipment	1.38
Integrated Telecommunication Services	1.36
Advertising	1.32
Systems Software	1.31
Packaged Foods & Meats	1.31
Telephone - Integrated	1.27
Auto Parts & Equipment	1.27
Restaurants	1.22
Household Appliances	1.18
Environmental & Facilities Services	1.18
Construction & Farm Machinery & Heavy
Trucks	1.15
Oil & Gas Equipment & Services	1.08
Leisure Products	1.05
Investment Companies	1.03
Regional Banks	1.02
Heavy Electrical Equipment	1.01
Other Diversified Financial Services	1.00
Apparel Retail	0.98
Chemicals - Other	0.98
Enterprise Software/Services	0.79
Rental Auto/Equipment	0.74
Specialized Finance	0.70
Diversified REITs	0.65
Diversified Real Estate Activities	0.61
Funeral Services & Related Items	0.61
Medical-Hospitals	0.58
Electric Utilities	0.57
Distillers & Vintners	0.57
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Dividend & Income Builder Fund
October 31, 2013 (continued)

Movies & Entertainment	0.56
Multi-Utilities	0.53
Diversified Support Services	0.45
Health Care Services	0.35
Consumer Products - Miscellaneous	0.31
Satellite Telecommunications	0.28
Advertising Services	0.20
Athletic Footwear	0.14
Hypermarkets & Super Centers	0.13
Long-Term Investments	91.32
Short-Term Investment	5.10
Total Investments	96.42
Net Other Assets and Liabilities	3.58
100.00%
See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Dividend & Income Builder Fund
October 31, 2013 (continued)

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at October 31, 2013:

	Quoted
	prices in
	active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
Australia	$235,254	$—	$—	$235,254
Canada	84,554	—	—	84,554
Colombia	160,981	—	—	160,981
France	860,138	—	—	860,138
Germany	907,908	—	—	907,908
Hong Kong	569,567	—	—	569,567
Italy	501,852	—	—	501,852
Luxembourg	144,790	—	—	144,790
Netherlands	757,246	—	—	757,246
Norway	206,228	—	—	206,228
Sweden	201,431	—	—	201,431
Switzerland	1,158,408	—	—	1,158,408
Taiwan	194,018	—	—	194,018
United Kingdom	3,477,057	—	—	3,477,057
United States	3,918,699	—	—	3,918,699
Total Common Stocks	13,378,131	—	—	13,378,131
Corporate Bonds
France	—	104,625	—	104,625
Luxembourg	—	48,437	—	48,437
United Kingdom	—	452,696	—	452,696
United States	—	1,276,442	—	1,276,442
Total Corporate Bonds	—	1,882,200	—	1,882,200
Investment Companies	175,986	—	—	175,986
REITs
Mexico	111,094	—	—	111,094
Total REITs	111,094	—	—	111,094
Short-Term Investment	868,994	—	—	868,994
Total	$14,534,205	$1,882,200	—	$16,416,405

During the period ended October 31, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Emerging Markets Opportunities Fund
October 31, 2013

		Value
Shares		(note 2)

Common stocks - 88.05%

	Australia - 0.19%
446,325	Cape Lambert Resources,
	Ltd. *	$ 54,840

	Austria - 1.13%
9,262	Erste Group Bank AG	326,648

	Brazil - 6.78%
105,199	BM&FBOVESPA S.A.	593,100
42,000	BR Malls Participacoes S.A.	406,839
10,436	Embraer S.A., ADR	306,714
22,100	Kroton Educacional S.A.	326,538
17,800	Linx S.A.	321,722
		1,954,913

	China - 17.72%
4,956	Baidu, Inc., ADR *	797,420
782,000	China Construction Bank
	Corp., Class H	607,202
784,500	China Galaxy Securities Co.,
	Ltd., Class H *	534,265
246,000	China Oilfield Services, Ltd.,
	Class H	688,534
297,000	CNOOC, Ltd.	608,327
484,000	Huaneng Power
	International, Inc., Class H	503,790
269,400	Samsonite International S.A.	734,917
9,434	Yum! Brands, Inc.	637,927
		5,112,382

	Colombia - 1.04%
21,000	Grupo Nutresa S.A.	299,628

	Greece - 1.47%
83,416	InternetQ plc *	425,322

	Hong Kong - 2.59%
232,000	SJM Holdings, Ltd.	748,098

	India - 2.61%
24,066	Tata Motors, Ltd., ADR	753,747

	Indonesia - 2.16%
887,500	PT Bank Rakyat Indonesia
	Tbk	621,978

	Kazakhstan - 1.81%
955,965	International Petroleum, Ltd.
	(a) (b) *	—
40,059	Zhaikmunai LP, GDR (a)	520,767
		520,767

	Korea - 11.95%
3,032	Hyundai Motor Co.	723,164
473	Samsung Electronics Co.,
	Ltd.	653,260
2,643	Samsung Fire & Marine
	Insurance Co., Ltd.	617,925
21,730	SK Hynix, Inc. *	654,512
3,735	SK Telecom Co., Ltd.	799,288
		3,448,149

	Liberia - 1.32%
276,792	African Petroleum Corp.,
	Ltd. (a) *	37,279
2,216,086	Sable Mining Africa, Ltd. *	342,891
		380,170

	Luxembourg - 2.65%
5,000	Millicom International
	Cellular S.A.	461,030
6,500	Tenaris S.A., ADR	304,265
		765,295

	Malaysia - 2.03%
189,400	Malayan Banking Bhd	585,807

	Mexico - 4.71%
4,739	Fomento Economico
	Mexicano, S.A.B. de C.V.,
	ADR	442,148
50,000	Grupo Aeroportuario del
	Centro Norte, S.A.B. de C.V.
	*	170,496
32,500	Grupo Lala S.A.B. de C.V. *	72,163
213,000	Grupo Mexico S.A.B. de
	C.V., Series B	675,050
		1,359,857

	Panama - 2.21%
12,000	Banco Latinoamericano de
	Comercio Exterior S.A.,
	Class E	314,760
2,150	Copa Holdings S.A., Class A	321,511
		636,271

	Peru - 1.04%
2,200	Credicorp, Ltd.	300,520

	Philippines - 1.23%
923,200	LT Group, Inc.	355,093

	Portugal - 0.77%
12,000	Jeronimo Martins SGPS S.A.	221,748

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Emerging Markets Opportunities Fund
October 31, 2013 (continued)

		Value
Shares		(note 2)

	Puerto Rico - 0.42%
5,180	EVERTEC, Inc.	$ 121,523

	Russia - 3.01%
85,000	RusPetro plc *	49,064
126,816	Sberbank of Russia	337,965
28,000	TCS Group Holding plc *	481,600
		868,629

	South Africa - 2.73%
90,766	Life Healthcare Group
	Holdings Pte, Ltd.	370,704
20,950	MTN Group, Ltd.	416,423
		787,127

	Taiwan - 6.86%
1,070,500	Chinatrust Financial Holding
	Co., Ltd.	725,096
198,000	Taiwan Semiconductor
	Manufacturing Co., Ltd.	737,963
251,162	United Microelectronics
	Corp., ADR	514,882
		1,977,941

	Thailand - 4.71%
132,800	AIA Group, Ltd.	674,020
109,800	Kasikornbank pcl	684,376
		1,358,396

	Ukraine - 1.78%
39,772	Avangardco Investments
	Public, Ltd. *	514,650

	United Arab Emirates -
	1.78%
88,326	NMC Health plc	513,096

	United Kingdom - 1.35%
38,151	Inchcape plc	389,049

	Total common stocks
	(Cost $24,148,384)	25,401,644

Preferred stocks - 6.42%

	Brazil - 3.52%
55,051	Alpargatas S.A.I.C.	380,899
41,050	Itau Unibanco Holding S.A.	634,019
		1,014,918

	Korea - 2.90%
869	Samsung Electronics Co.,
	Ltd.	838,893

	Total preferred stocks
	(Cost $1,707,079)	$1,853,811

	Total long-term
	investments
	(Cost $25,855,463)	27,255,455

Short-term investment - 5.07%

1,462,042	Fidelity Institutional Treasury
	Portfolio	1,462,042

	Total short-term
	investment
	(Cost $1,462,042)	1,462,042

Total investments - 99.54%
	(Cost $27,317,505)	28,717,497

Net other assets and liabilities –
0.46%		132,499

Total net assets – 100.00%		$ 28,849,996

*	Non income producing security

(a)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

(b)	Fair valued at October 31, 2013 as determined in good faith using procedures approved by the Board of Trustees.

ADR	American Depositary Receipts

GDR	GDR Global Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Emerging Markets Opportunities Fund
October 31, 2013 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	17.81%
Semiconductors	11.78
Wireless Telecommunication Services	5.81
Oil & Gas Exploration & Production	4.21
Diversified Metals & Mining	3.53
Packaged Foods & Meats	3.07
Health Care Facilities	3.06
Internet Software & Services	2.76
Construction & Farm Machinery & Heavy
Trucks	2.61
Casinos & Gaming	2.59
Apparel, Accessories & Luxury Goods	2.55
Automobile Manufacturers	2.51
Oil & Gas Drilling	2.39
Life & Health Insurance	2.34
Restaurants	2.21
Property & Casualty Insurance	2.14
Specialized Finance	2.06
Investment Banking & Brokerage	1.85
Independent Power Producers & Energy Traders	1.75
Regional Banks	1.67
Soft Drinks	1.53
Advertising	1.47
Real Estate Operating Companies	1.41
Distributors	1.35
Footwear	1.32
Distillers & Vintners	1.23
Education Services	1.13
Application Software	1.12
Airlines	1.12
Aerospace & Defense	1.06
Oil & Gas Equipment & Services	1.06
Food Retail	0.77
Airport Services	0.59
Data Processing & Outsourced Services	0.42
Steel	0.19
Long-Term Investments	94.47
Short-Term Investment	5.07
Total Investments	99.54
Net Other Assets and Liabilities	0.46
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Emerging Markets Opportunities Fund
October 31, 2013 (continued)

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at October 31, 2013:

	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
Australia	$54,840	$—	$—	$54,840
Austria	326,648	—	—	326,648
Brazil	1,954,913	—	—	1,954,913
China	5,112,382	—	—	5,112,382
Colombia	299,628	—	—	299,628
Greece	425,322	—	—	425,322
Hong Kong	748,098	—	—	748,098
India	753,747	—	—	753,747
Indonesia	621,978	—	—	621,978
Kazakhstan	520,767	—	—	520,767
Korea	3,448,149	—	—	3,448,149
Liberia	380,170	—	—	380,170
Luxembourg	765,295	—	—	765,295
Malaysia	585,807	—	—	585,807
Mexico	1,359,857	—	—	1,359,857
Panama	636,271	—	—	636,271
Peru	300,520	—	—	300,520
Philippines	355,093	—	—	355,093
Portugal	221,748	—	—	221,748
Puerto Rico	121,523	—	—	121,523
Russia	868,629	—	—	868,629
South Africa	787,127	—	—	787,127
Taiwan	1,977,941	—	—	1,977,941
Thailand	1,358,396	—	—	1,358,396
Ukraine	514,650	—	—	514,650
United Arab Emirates	513,096	—	—	513,096
United Kingdom	389,049	—	—	389,049
Total Common Stocks	25,401,644	—	—	25,401,644
Preferred Stocks
Brazil	1,014,918	—	—	1,014,918
Korea	838,893	—	—	838,893
Total Preferred Stocks	1,853,811	—	—	1,853,811
Short-Term Investment	1,462,042	—	—	1,462,042
Total	$28,717,497	$—	$—	28,717,497

During the period ended October 31, 2013, there was one transfer into Level 3 out of Level 2 as a result of the fair value pricing procedures established by the Board. Prior to October 18, 2013, the valuation of the Fund’s position in International Petroleum, Ltd. was based upon the proposed merger details with Range Resources, Ltd. Based upon evolving market information indicating the increased likelihood of a failed merger and inability of the company to sell their Russian-based assets to pay off its liabilities, on October 18, 2013 the Advisor approved pricing the security at a fair value of $0.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in securities	Balance as of July 31, 2013	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Transfers in to level 3	Transfers out of level 3	Balance as of October 31, 2013
Common Stock
Kazakhstan
International Petroleum, Ltd.	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total	$0	$0	$0	$0	$0	$0	$0	$0	$0

The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at October 31, 2013 was $0. The Fund’s Advisor has determined that International Petroleum, Ltd. is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. The fair valuation reflects that the early-stage exploration company would be left with very few assets if the merger with Range Resources, Ltd. were to fall apart, an increased likelihood of a failed merger, and the lengthy period of time for the company to receive cash even if the sale of its Russian-based assets were successful.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
October 31, 2013

		Value
Shares		(note 2)

Common stocks - 96.60%

	Australia - 0.19%
16,593,203	African Petroleum Corp.,
	Ltd. (a) *	$ 2,234,837

	Austria - 1.85%
632,000	Erste Group Bank AG	22,289,084

	Canada - 3.10%
630,000	Africa Oil Corp. *	5,590,235
2,235,878	Africa Oil Corp. *	19,857,316
574,622	Africa Oil Corp. (b) *	5,103,342
1,523,311	Lundin Mining Corp. *	6,866,697
		37,417,590

	Denmark - 1.69%
2,100	AP Moeller-Maersk A/S,
	Class B	20,318,573

	Finland - 2.80%
3,200,000	Nokia Oyj *	24,200,523
600,000	UPM-Kymmene Oyj	9,539,547
		33,740,070

	France - 10.93%
529,122	Accor S.A.	23,718,472
480,000	AXA S.A.	11,991,642
120,000	Christian Dior S.A.	22,810,188
222,646	Renault S.A.	19,501,208
175,000	Sanofi	18,661,585
133,611	Valeo S.A.	13,270,159
1,275,000	Veolia Environnement S.A.	21,846,865
		131,800,119

	Germany - 16.12%
2,160,000	Commerzbank AG *	27,770,100
161,000	Continental AG	29,499,751
900,000	Deutsche Lufthansa AG *	17,431,464
275,000	Deutsche Post AG	9,306,523
230,000	Fresenius SE & Co., KGaA	29,894,788
1,811,276	Infineon Technologies AG	17,532,055
570,000	KION Group AG *	23,217,513
111,131	MTU Aero Engines AG	11,103,851
600,000	ProSiebenSat.1 Media AG	28,577,907
		194,333,952

	Ireland - 2.07%
1,000,000	Glanbia plc	14,011,972
2,293,660	Petroceltic International plc *	5,222,267
1,180,952	Providence Resources plc *	5,784,757
		25,018,996

	Italy - 2.03%
2,303,715	Moleskine SpA *	5,630,161
2,500,000	UniCredit SpA	18,804,828
		24,434,989

	Kazakhstan - 1.85%
1,716,557	Zhaikmunai LP, GDR (a)	22,315,241

	Luxembourg - 1.62%
180,000	RTL Group S.A.	19,551,590

	Netherlands - 4.01%
414,902	Amtel Vredestein N.V., GDR
	(a) (b)*	—
250,000	ASML Holding N.V.	23,733,458
358,673	European Aeronautic
	Defence and Space Co. N.V.	24,646,463
		48,379,921

	Norway - 1.13%
343,477	Algeta ASA *	13,645,494

	Russia - 1.77%
4,169,668	RusPetro plc *	2,406,831
1,100,000	TCS Group Holding plc *	18,920,000
		21,326,831

	Spain - 7.00%
2,141,995	Abengoa S.A., B Shares	5,197,118
335,823	Amadeus IT Holding S.A., A
	Shares	12,470,600
3,786,096	CaixaBank	19,683,239
4,168,650	International Consolidated
	Airlines Group S.A. *	23,253,671
175,000	Red Electrica Corp., S.A.	10,908,497
250,000	Tecnicas Reunidas S.A.	12,881,647
		84,394,772

	Sweden - 6.57%
1,000,000	Fingerprint Cards AB, B
	Shares *	8,294,689
950,000	Investment AB Kinnevik, B
	Shares	35,008,989
1,218,787	Nordea Bank AB	15,610,886
665,000	Sandvik AB	9,000,008
398,344	Svenska Cellulosa AB, B
	Shares	11,310,915
		79,225,487

	Switzerland - 3.20%
680,000	Credit Suisse Group AG *	21,156,555
900,000	UBS AG *	17,417,755
		38,574,310

	United Kingdom - 28.67%
3,250,000	Aberdeen Asset Management
	plc	23,079,729
850,000	ARM Holdings plc	13,431,274
1,525,832	Aviva plc	10,987,312
3,400,000	Centrica plc	19,265,804

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
October 31, 2013 (continued)

		Value
Shares		(note 2)
8,000,000	Direct Line Insurance Group
	plc	$ 28,861,186
7,158,674	Essar Energy, Ltd. *	13,682,029
500,000	Exillon Energy plc *	1,908,045
882,370	Fenner plc	5,659,165
5,254,914	FirstGroup plc	9,731,712
942,992	Genel Energy plc *	14,363,930
2,245,201	GKN plc	13,244,229
900,000	GlaxoSmithKline plc	23,716,679
1,750,000	Glencore Xstrata plc *	9,540,225
1,896,551	HellermannTyton Group plc	9,560,679
2,400,000	HSBC Holdings plc	26,248,286
650,000	Inchcape plc	6,628,452
12,000,000	Lloyds Banking Group plc *	14,917,385
4,350,000	Mytrah Energy, Ltd. (a) *	6,172,686
750,000	Phoenix Group Holdings	9,355,834
850,000	Prudential plc	17,431,355
800,000	Royal Dutch Shell plc, B
	Shares	27,700,325
1,167,674	Serco Group plc	10,428,419
8,236,971	Vodafone Group plc	29,650,058
110,795	W&G Investments plc (a) (b)
	*	106,588
		345,671,386

	Total common stocks
	(Cost $1,018,263,071)	1,164,673,242

	Total long-term
	investments
	(Cost $1,018,263,071)	1,164,673,242

Short-term investment - 2.53%

30,443,605	Fidelity Institutional Treasury
	Portfolio	30,443,605

	Total short-term
	investment
	(Cost $30,443,605)	30,443,605

Total investments - 99.13%
	(Cost $1,048,706,676)	1,195,116,847

Net other assets and liabilities –
0.87%		10,494,076

Total net assets – 100.00%		$ 1,205,610,923

*	Non income producing security

(a)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

(b)	Fair valued at October 31, 2013 as determined in good faith using procedures approved by the Board of Trustees.

GDR	Global Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
October 31, 2013 (continued)

The Fund held the following open forward foreign currency contracts at October 31, 2013:

	Counterparty	Value date	Local amount (000's)	Current notional value	Unrealized appreciation/ (depreciation)
Euro (Short)	JP Morgan Chase Bank, N.A.	11/15/13	58,862	$79,921,984	$(1,921,984)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
October 31, 2013

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	12.05%
Oil & Gas Exploration & Production	8.17
Broadcasting	3.99
Pharmaceuticals	3.51
Multi-Utilities	3.41
Airlines	3.37
Diversified Capital Markets	3.20
Aerospace & Defense	2.97
Multi-Sector Holdings	2.90
Semiconductors	2.57
Health Care Services	2.48
Wireless Telecommunication Services	2.46
Tires & Rubber	2.45
Property & Casualty Insurance	2.39
Integrated Oil & Gas	2.30
Life & Health Insurance	2.22
Auto Parts & Equipment	2.20
Communications Equipment	2.01
Semiconductor Equipment	1.97
Hotels, Resorts & Cruise Lines	1.97
Material Handling Machinery Manufacturing	1.93
Asset Management & Custody Banks	1.91
Multi-line Insurance	1.91
Apparel, Accessories & Luxury Goods	1.89
Paper Products	1.73
Marine	1.69
Automobile Manufacturers	1.62
Regional Banks	1.57
Diversified Metals & Mining	1.36
Industrial Machinery	1.22
Packaged Foods & Meats	1.16
Biotechnology	1.13
Oil & Gas Equipment & Services	1.07
Data Processing & Outsourced Services	1.03
Electric Utilities	0.90
Environmental & Facilities Services	0.86
Trucking	0.81
Wire & Cable Products	0.79
Air Freight & Logistics	0.77
Electronic Equipment & Instruments	0.69
Distributors	0.55
Independent Power Producers & Energy Traders	0.51
Retail Office Supplies	0.47
Construction & Engineering	0.43
Financial Sponsor	0.01
Long-Term Investments	96.60
Short-Term Investment	2.53
Total Investments	99.13
Net Other Assets and Liabilities	0.87
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
October 31, 2013 (continued)
The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at October 31, 2013:

	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
Australia	$2,234,837	$—	$—	$2,234,837
Austria	22,289,084	—	—	22,289,084
Canada	32,314,248	5,103,342	—	37,417,590
Denmark	20,318,573	—	—	20,318,573
Finland	33,740,070	—	—	33,740,070
France	131,800,119	—	—	131,800,119
Germany	194,333,952	—	—	194,333,952
Ireland	25,018,996	—	—	25,018,996
Italy	24,434,989	—	—	24,434,989
Kazakhstan	22,315,241	—	—	22,315,241
Luxembourg	19,551,590	—	—	19,551,590
Netherlands	48,379,921	—	—	48,379,921
Norway	13,645,494	—	—	13,645,494
Russia	21,326,831	—	—	21,326,831
Spain	84,394,772	—	—	84,394,772
Sweden	79,225,487	—	—	79,225,487
Switzerland	38,574,310	—	—	38,574,310
United Kingdom	345,564,798	—	106,588	345,671,386
Total Common Stocks	1,159,463,312	5,103,342	106,588	1,164,673,242
Short-Term Investment	30,443,605	—	—	30,443,605
Total Investments	1,189,906,917	5,103,342	106,588	1,195,116,847
Liabilities
Financial Derivative Instruments*
Forward Currency Contracts	—	(1,921,984)	—	(1,921,984)
Total Financial Derivative Instruments	$—	$(1,921,984)	$—	$(1,921,984)
*These investments are recorded at the unrealized gain or loss on the investment.

During the period ended October 31, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	unrealized			Transfers	Transfers	as of
	July 31,	discounts/	gain/	appreciation			in to	out of	October 31,
Investments in securities	2013	premiums	(loss)	(depreciation)	Purchases	Sales	level 3	level 3	2013
Common Stock
Netherlands
Amtel Vredestein
N.V., GDR	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
United Kingdom
W&G Investments plc	0	0	0	(65,942)	172,530	0	0	0	106,588
Total	$ 0	$ 0	$ 0	$(65,942)	$172,530	$ 0	$ 0	$ 0	$106,588

The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at October 31, 2013 was $(65,942).

The Fund’s Advisor has determined that Amstel Vredstein N.V., GDR is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. Management has also concluded there is no value for the investment primarily on the basis that the company is bankrupt, has no current operations, and has delisted from the exchange.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
European Focus Fund
October 31, 2013 (continued)

The Fund’s Advisor has determined that W&G Investments plc (“W&G”) is a Level 3 investment as it was established for the sole purpose of evaluating and potentially acquiring certain branch assets of the Royal Bank of Scotland Group PLC (“RBS”). On September 27, 2013, W&G notified the market that the final proposed takeover terms had been rejected by RBS and as a result, the remaining cash in W&G was to be returned to investors. The resulting fair valuation reflects the lack of observable inputs around the prospective return and timeline for that capital disbursement.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Equity Income Fund
October 31, 2013

		Value
Shares		(note 2)

Common stocks - 90.44%

	Australia - 9.66%
2,820,159	Amcor, Ltd.	$ 28,893,733
1,529,544	Australia & New Zealand
	Banking Group, Ltd.	48,920,751
13,040,786	DUET Group	26,499,826
8,500,000	Myer Holdings, Ltd.	20,084,440
1,384,857	National Australia Bank, Ltd.	46,217,179
1,300,000	Premier Investments, Ltd.	9,780,413
6,093,282	Telstra Corp., Ltd.	29,831,962
4,187,147	Toll Holdings, Ltd.	22,834,674
		233,062,978

	Brazil - 2.41%
1,459,528	CCR S.A.	12,137,759
2,875,824	Vale S.A., ADR	46,041,942
		58,179,701

	Canada - 1.44%
331,508	Bank of Montreal	23,089,350
300,271	Crescent Point Energy Corp.	11,660,646
		34,749,996

	China - 1.19%
7,750,000	Jiangsu Expressway Co.,
	Ltd., Class H	9,716,239
12,905,500	Sinopec Engineering Group
	Co Ltd., Class H *	18,876,354
		28,592,593

	Cyprus - 0.76%
2,152,546	ProSafe SE	18,459,021

	Denmark - 0.82%
2,200,000	TDC A/S	19,864,379

	France - 5.04%
572,102	Eutelsat Communications
	S.A.	18,133,721
1,698,686	GDF Suez	42,299,187
1,800,000	Orange S.A.	24,708,322
595,092	Total S.A.	36,573,474
		121,714,704

	Germany - 2.03%
1,450,000	Deutsche Post AG	49,070,756

	Hong Kong - 3.82%
885,000	Cheung Kong Holdings, Ltd.	13,857,733
6,736,000	NWS Holdings, Ltd.	10,547,535
9,894,000	Shanghai Industrial Holdings,
	Ltd.	32,541,855
7,972,000	SJM Holdings, Ltd.	25,706,178
830,500	Swire Pacific, Ltd., Class A	9,603,292
		92,256,593

	Italy - 6.83%
2,770,045	ENI SpA	70,143,146
9,160,305	Snam SpA	47,212,361
9,585,440	Terna - Rete Elettrica
	Nazionale SpA	47,503,379
		164,858,886

	Japan - 1.49%
694,300	Nippon Telegraph and
	Telephone Corp.	35,940,069

	Korea - 0.93%
680,000	KT Corp.	22,469,008

	Luxembourg - 0.63%
518,279	SES	15,087,177

	Malaysia - 1.06%
8,254,800	Malayan Banking Bhd	25,531,793

	Netherlands - 0.82%
460,768	Ziggo N.V.	19,772,323

	New Zealand - 1.36%
17,094,261	Telecom Corp. of New
	Zealand, Ltd.	32,797,984

	Norway - 0.87%
456,016	Seadrill, Ltd.	21,103,872

	Switzerland - 0.98%
303,095	Novartis AG	23,533,414

	Thailand - 0.27%
8,251,600	Charoen Pokphand Foods pcl	6,442,213

	United Kingdom - 36.34%
5,200,464	Amlin plc	35,530,007
5,962,971	BAE Systems plc	43,473,971
1,000,000	BHP Billiton plc	30,953,622
3,883,374	British Sky Broadcasting
	Group plc	58,374,364
11,278,505	BT Group plc	68,176,476
2,251,391	Dairy Crest Group plc	19,385,048
1,262,295	De La Rue plc	17,294,762
4,572,090	Electrocomponents plc	21,868,031
533,935	Galliford Try plc	9,811,032
1,933,931	GlaxoSmithKline plc	50,962,690
570,000	Greene King plc	7,539,985
3,447,200	HSBC Holdings plc	37,971,221
2,606,197	ICAP plc	16,096,638
600,000	Imperial Tobacco Group plc	22,405,900
557,137	Investec plc	3,900,205
895,045	Lancashire Holdings, Ltd.	11,653,129

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Equity Income Fund
October 31, 2013 (continued)

		Value
Shares		(note 2)
2,500,000	Moneysupermarket.com
	Group plc	$ 6,149,036
4,781,737	National Grid plc	60,147,876
2,386,034	Pennon Group plc	26,053,460
2,590,925	Phoenix Group Holdings	32,320,354
1,150,000	Royal Dutch Shell plc, A
	Shares	38,356,078
2,349,568	Smiths Group plc	54,060,690
6,376,338	Smiths News plc	21,470,012
1,706,858	SSE plc	38,752,731
1,627,147	Tate & Lyle plc	20,649,968
3,965,259	The Sage Group plc	21,432,458
6,617,938	Tullett Prebon plc	33,743,605
18,974,576	Vodafone Group plc	68,301,476
		876,834,825

	United States - 11.69%
1,076,418	Cisco Systems, Inc.	24,219,405
320,000	Kohl's Corp.	18,176,000
180,000	Mattel, Inc.	7,986,600
853,773	Merck & Co., Inc.	38,496,625
658,114	Microsoft Corp.	23,264,330
1,575,277	Pfizer, Inc.	48,329,498
351,698	Reynolds American, Inc.	18,066,726
748,015	Six Flags Entertainment
	Corp.	28,132,844
1,040,000	The Dow Chemical Co.	41,048,800
350,746	United Parcel Service, Inc.,
	Class B	34,457,287
		282,178,115

	Total common stocks
	(Cost $1,960,110,009)	2,182,500,400

Partnerships - 0.64%

	United States - 0.64%
1,230,766	Och-Ziff Capital
	Management Group LLC,
	Class A	15,372,267

	Total partnerships
	(Cost $12,314,215)	15,372,267

REITs - 4.30%

	Australia - 2.00%
16,541,554	Westfield Retail Trust	48,309,837

	Netherlands - 0.95%
542,387	Eurocommercial Properties
	N.V.	23,064,849

	United Kingdom - 1.35%	32,511,207
6,204,537	Segro plc

	Total REITs
	(Cost $93,059,329)	103,885,893

	Total long-term
	investments
	(Cost $2,065,483,553)	2,301,758,560
Short-term investment - 3.83%
92,352,060	Fidelity Institutional Treasury
	Portfolio	92,352,060

	Total short-term
	investment
	(Cost $92,352,060)	92,352,060
Total investments - 99.21%
	(Cost $2,157,835,613)	2,394,110,620
Net other assets and liabilities –
0.79%		19,055,245

Total net assets – 100.00%		$ 2,413,165,865

*	Non income producing security
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Equity Income Fund
October 31, 2013 (continued)

The Fund held the following open forward foreign currency contracts at October 31, 2013:

			Local	Current	Unrealized
		Value	amount	notional	appreciation/
	Counterparty	date	(000's)	value	(depreciation)
British Pound (Short)	JPMorgan Chase Bank, N.A.	1/10/14	140,000	$224,362,343	$(1,400,443)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Equity Income Fund
October 31, 2013 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Integrated Telecommunication Services	9.69%
Diversified Banks	7.53
Pharmaceuticals	6.68
Integrated Oil & Gas	6.01
Multi-Utilities	5.34
Air Freight & Logistics	4.41
Industrial Conglomerates	4.03
Cable & Satellite	3.80
Electric Utilities	3.57
Retail REITs	2.96
Wireless Telecommunication Services	2.83
Investment Banking & Brokerage	2.06
Gas Utilities	1.96
Packaged Foods & Meats	1.93
Steel	1.91
Aerospace & Defense	1.80
Diversified Chemicals	1.70
Tobacco	1.68
Department Stores	1.59
Property & Casualty Insurance	1.47
Industrial REIT's	1.35
Life & Health Insurance	1.34
Diversified Metals & Mining	1.28
Paper Packaging	1.20
Construction & Engineering	1.19
Leisure Facilities	1.17
Water Utilities	1.08
Casinos & Gaming	1.06
Communications Equipment	1.00
Systems Software	0.96
Technology Distributors	0.91
Highways & Railtracks	0.91
Distributors	0.89
Application Software	0.89
Oil & Gas Drilling	0.87
Alternative Carriers	0.82
Oil & Gas Equipment & Services	0.76
Commercial Printing	0.72
Asset Management & Custody Banks	0.64
Real Estate Development	0.57
Oil & Gas Exploration & Production	0.48
Reinsurance	0.48
Apparel Retail	0.41
Diversified Real Estate Activities	0.40
Leisure Products	0.33
Restaurants	0.31
Internet Software & Services	0.25
Diversified Capital Markets	0.16
Long-Term Investments	95.38
Short-Term Investment	3.83
Total Investments	99.21
Net Other Assets and Liabilities	0.79
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)

Global Equity Income Fund
October 31, 2013 (continued)

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at October 31, 2013:

	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
Australia	$233,062,978	$—	$—	$233,062,978
Brazil	58,179,701	—	—	58,179,701
Canada	34,749,996	—	—	34,749,996
China	28,592,593	—	—	28,592,593
Cyprus	18,459,021	—	—	18,459,021
Denmark	19,864,379	—	—	19,864,379
France	121,714,704	—	—	121,714,704
Germany	49,070,756	—	—	49,070,756
Hong Kong	92,256,593	—	—	92,256,593
Italy	164,858,886	—	—	164,858,886
Japan	35,940,069	—	—	35,940,069
Korea	22,469,008	—	—	22,469,008
Luxembourg	15,087,177	—	—	15,087,177
Malaysia	25,531,793	—	—	25,531,793
Netherlands	19,772,323	—	—	19,772,323
New Zealand	32,797,984	—	—	32,797,984
Norway	21,103,872	—	—	21,103,872
Switzerland	23,533,414	—	—	23,533,414
Thailand	6,442,213	—	—	6,442,213
United Kingdom	876,834,825	—	—	876,834,825
United States	282,178,115	—	—	282,178,115
Total Common Stocks	2,182,500,400	—	—	2,182,500,400
Partnerships
United States	15,372,267	—	—	15,372,267
Total Partnerships	15,372,267	—	—	15,372,267
REITs
Australia	48,309,837	—	—	48,309,837
Netherlands	23,064,849	—	—	23,064,849
United Kingdom	32,511,207	—	—	32,511,207
Total REITs	103,885,893	—	—	103,885,893
Short-Term Investment	92,352,060	—	—	92,352,060
Total Investments	$2,394,110,620	$—	$—	$2,394,110,620
Liabilities
Financial Derivative Instruments*
Forward Foreign Currency Contracts	—	(1,400,443)	—	(1,400,443)
Total Financial Derivative Instruments	$—	$(1,400,443)	$—	$(1,400,443)
* These investments are recorded at the unrealized gain or loss on the investment.

During the period ended October 31, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Technology Fund
October 31, 2013

		Value
Shares		(note 2)

Common stocks - 94.15%

	China - 4.54%
38,341	51job, Inc., ADR *	$ 2,936,921
38,674	Baidu, Inc., ADR *	6,222,647
290,999	China Digital TV Holding
	Co., Ltd., ADR	494,698
103,807	NetEase.com, Inc., ADR	7,008,010
		16,662,276

	Germany - 1.69%
169,508	Wirecard AG	6,180,661

	Ireland - 1.66%
83,000	Accenture plc, Class A	6,100,500

	Japan - 2.35%
19,100	Nuflare Technology, Inc.	2,544,595
466,800	Rakuten, Inc.	6,067,023
		8,611,618

	Korea - 3.05%
8,111	Samsung Electronics Co.,
	Ltd.	11,202,088

	Netherlands - 4.44%
116,978	ASML Holding N.V.	11,105,170
140,533	Yandex N.V., Class A *	5,180,046
		16,285,216

	Russia - 1.70%
169,526	Mail.ru Group, Ltd., GDR	6,252,119

	Taiwan - 1.71%
341,260	Taiwan Semiconductor
	Manufacturing Co., Ltd.,
	ADR	6,282,597

	United Kingdom - 2.2%
189,635	Rightmove plc	8,063,687

	United States - 70.81%
107,292	ACI Worldwide, Inc. *	5,913,935
18,021	Amazon.com, Inc. *	6,560,185
32,147	Apple, Inc.	16,791,986
310,387	Applied Materials, Inc.	5,540,408
335,771	Cadence Design Systems,
	Inc. *	4,354,950
209,999	Ciena Corp. *	4,886,677
446,764	Cisco Systems, Inc.	10,052,190
82,384	Citrix Systems, Inc. *	4,677,764
139,456	Cognizant Technology
	Solutions Corp., Class A *	12,122,910
140,111	Comcast Corp., Class A	6,666,481
88,661	eBay, Inc. *	4,673,321
224,954	EMC Corp.	5,414,643
29,526	Equinix, Inc. *	4,767,859
52,203	F5 Networks, Inc. *	4,255,067
134,899	Facebook, Inc., Class A *	6,780,024
141,487	Finisar Corp. *	3,255,616
66,758	Fiserv, Inc. *	6,991,565
77,081	FleetCor Technologies, Inc. *	8,891,293
9,011	Google, Inc., Class A *	9,286,556
202,244	Hewlett-Packard Co.	4,928,686
166,578	HomeAway, Inc. *	4,939,038
8,524	MasterCard, Inc., Class A	6,112,560
39,383	MercadoLibre, Inc.	5,302,330
316,166	Micron Technology, Inc. *	5,589,815
148,525	NetApp, Inc.	5,764,255
209,029	Nuance Communications,
	Inc. *	3,252,491
184,700	Oracle Corp.	6,187,450
201,164	Pandora Media, Inc. *	5,055,251
5,631	Priceline.com, Inc. *	5,934,117
151,047	QUALCOMM, Inc.	10,493,235
96,604	SanDisk Corp.	6,713,978
237,222	Symantec Corp.	5,394,428
163,752	Synopsys, Inc. *	5,968,760
140,600	Texas Instruments, Inc.	5,916,448
58,403	Time Warner Cable, Inc.	7,017,120
72,787	TripAdvisor, Inc. *	6,020,213
32,912	Visa, Inc., A Shares	6,472,803
122,063	Western Digital Corp.	8,499,247
76,592	WEX, Inc. *	7,149,863
157,732	Yahoo!, Inc. *	5,194,115
		259,789,633

	Total common stocks
	(Cost $256,005,474)	345,430,395

	Total long-term
	investments
	(Cost $256,005,474)	345,430,395

Short-term investment - 6.02%

22,075,684	Fidelity Institutional Treasury
	Portfolio	22,075,684

	Total short-term
	investment
	(Cost $22,075,684)	22,075,684

Total investments - 100.17%
	(Cost $278,081,158)	367,506,079

Net other assets and liabilities –
(0.17)%		(626,329)

Total net assets – 100.00%		$ 366,879,750

*	Non income producing security

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Technology Fund
October 31, 2013 (continued)

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Technology Fund
October 31, 2013 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Internet Software & Services	17.91%
Data Processing & Outsourced Services	11.39
Communications Equipment	8.98
Internet Retail	8.04
Semiconductors	7.90
Computer Storage & Peripherals	7.33
Application Software	6.59
Computer Hardware	5.92
Semiconductor Equipment	5.23
IT Consulting & Other Services	4.97
Cable & Satellite	3.73
Systems Software	3.16
Publishing	2.20
Human Resource & Employment Services	0.80
Long-Term Investments	94.15
Short-Term Investment	6.02
Total Investments	100.17
Net Other Assets and Liabilities	(0.17)
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Global Technology Fund
October 31, 2013 (continued)

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at October 31, 2013:

	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
China	$16,662,276	$—	$—	$16,662,276
Germany	6,180,661	—	—	6,180,661
Ireland	6,100,500	—	—	6,100,500
Japan	8,611,618	—	—	8,611,618
Korea	11,202,088	—	—	11,202,088
Netherlands	16,285,216	—	—	16,285,216
Russia	6,252,119	—	—	6,252,119
Taiwan	6,282,597	—	—	6,282,597
United Kingdom	8,063,687	—	—	8,063,687
United States	259,789,633	—	—	259,789,633
Total Common Stocks	345,430,395	—	—	345,430,395
Short-Term Investment	22,075,684	—	—	22,075,684
Total	$367,506,079	$—	$—	$367,506,079

During the period ended October 31, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board.

See notes to portfolio of investments

Henderson Global Funds				Portfolio of investments
					(unaudited)

High Yield Opportunities Fund
October 31, 2013

	Face				Value
	amount		Coupon	Maturity	(note 2)

Corporate bonds – 93.81%

		Austria – 0.99%
USD	275,000	Sappi Papier Holding GmbH (a)	6.625%	4/15/21	$ 259,875

		Canada – 1.97%
USD	250,000	Garda World Security Corp. (a)	9.750%	3/15/17	270,600
USD	250,000	New Gold, Inc. (a)	6.250%	11/15/22	247,500
					518,100

		Ireland – 2.04%
USD	250,000	Ardagh Packaging Finance plc (a)	9.125%	10/15/20	269,375
USD	250,000	Nara Cable Funding, Ltd. (a)	8.875%	12/1/18	268,125
					537,500

		Luxembourg – 4.26%
USD	263,906	ARD Finance S.A. (a)	11.125%	6/1/18	291,616
USD	250,000	Intelsat Luxembourg S.A. (a)	7.750%	6/1/21	264,688
	539,000	Orion Engineered Carbons Finance & Co. SCA
USD		(a)	9.250%	8/1/19	564,602
					1,120,906

		South Africa – 1.45%
USD	355,000	AngloGold Ashanti Holdings plc	8.500%	7/30/20	381,625

		Sweden – 1.00%
USD	250,000	Perstorp Holding AB (a)	8.750%	5/15/17	262,500

		United Kingdom – 1.02%
USD	250,000	Algeco Scotsman Global Finance plc (a)	8.500%	10/15/18	269,375

		United States – 81.08%
USD	250,000	Alta Mesa Holdings LP	9.625%	10/15/18	267,500
USD	500,000	Amkor Technology, Inc.	6.625%	6/1/21	503,125
USD	500,000	Ancestry.com, Inc. (a)	9.625%	10/15/18	513,750
USD	500,000	Artesyn Escrow, Inc. (a)	9.750%	10/15/20	517,500
USD	250,000	Blackboard, Inc. (a)	7.750%	11/15/19	252,500
USD	325,000	BMC Software Finance, Inc. (a)	8.125%	7/15/21	345,312
USD	250,000	Burlington Holdings LLC (a)	9.000%	2/15/18	257,813
USD	250,000	Cablevision Systems Corp.	8.000%	4/15/20	285,000
USD	250,000	Caesars Entertainment Operating Co., Inc.	9.000%	2/15/20	235,625
	500,000	Caesars Entertainment Resort Properties LLC
USD		(a)	8.000%	10/1/20	502,500
USD	500,000	Chassix, Inc. (a)	9.250%	8/1/18	538,750
USD	200,000	CIT Group, Inc.	5.375%	5/15/20	215,250
USD	500,000	Claire's Stores, Inc. (a)	7.750%	6/1/20	500,000
USD	250,000	Clear Channel Communications, Inc.	9.000%	3/1/21	253,125
	250,000	Clear Channel Worldwide Holdings, Inc.,
USD		Series B	7.625%	3/15/20	268,125
USD	500,000	Coeur d'Alene Mines Corp.	7.875%	2/1/21	513,750
USD	500,000	Consolidated Container Co. LLC (a)	10.125%	7/15/20	542,500
USD	250,000	CPG Merger Sub LLC (a)	8.000%	10/1/21	260,000
USD	250,000	Crestview DS Merger Sub II, Inc. (a)	10.000%	9/1/21	261,250
USD	250,000	Digicel Group, Ltd. (a)	8.250%	9/30/20	265,000
USD	250,000	DISH DBS Corp.	6.750%	6/1/21	271,875

See notes to portfolio of investments

Henderson Global Funds				Portfolio of investments
					(unaudited)
High Yield Opportunities Fund
October 31, 2013 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	250,000	Eagle Midco, Inc. (a)	9.000%	6/15/18	$ 257,500
USD	500,000	Endo Health Solutions, Inc.	7.250%	1/15/22	535,000
USD	250,000	Energy XXI Gulf Coast, Inc. (a)	7.500%	12/15/21	262,500
USD	250,000	First Data Corp.	11.250%	3/31/16	251,875
USD	250,000	Foresight Energy LLC (a)	7.875%	8/15/21	255,625
USD	500,000	Gardner Denver, Inc. (a)	6.875%	8/15/21	511,250
USD	250,000	Halcon Resources Corp.	9.750%	7/15/20	273,125
USD	250,000	HD Supply, Inc. (a)	7.500%	7/15/20	264,375
USD	500,000	Hockey Merger Sub 2, Inc. (a)	7.875%	10/1/21	518,750
USD	250,000	Hot Topic, Inc. (a)	9.250%	6/15/21	263,125
USD	250,000	IASIS Healthcare LLC	8.375%	5/15/19	266,250
USD	250,000	ILFC E-Capital Trust II (a)	6.250%	12/21/65	233,750
USD	200,000	j2 Global, Inc.	8.000%	8/1/20	216,000
USD	250,000	Jefferies LoanCore LLC (a)	6.875%	6/1/20	248,750
USD	250,000	Jones Group, Inc.	6.875%	3/15/19	261,875
USD	500,000	Landry's, Inc. (a)	9.375%	5/1/20	543,750
USD	250,000	Magnachip Semiconductor Corp. (a)	6.625%	7/15/21	251,250
USD	500,000	Michael Foods Holdings, Inc. (a)	8.500%	7/15/18	527,500
USD	500,000	Michaels FinCo Holdings LLC (a)	7.500%	8/1/18	518,750
USD	500,000	MPH Intermediate Holding Co., 2 (a)	8.375%	8/1/18	521,250
USD	250,000	Murray Energy Corp. (a)	8.625%	6/15/21	270,000
USD	500,000	Onex USI Acquisition Corp. (a)	7.750%	1/15/21	512,500
USD	500,000	PC Nextco Holdings LLC (a)	8.750%	8/15/19	518,750
USD	250,000	Pinnacle Operating Corp. (a)	9.000%	11/15/20	261,875
USD	500,000	Pittsburgh Glass Works LLC (a) (b)	8.000%	11/15/18	511,250
USD	250,000	PQ Corp. (a)	8.750%	5/1/18	271,875
USD	250,000	Quiksilver, Inc. (a)	10.000%	8/1/20	274,375
USD	500,000	Radnet Management, Inc.	10.375%	4/1/18	532,500
USD	250,000	RCN Telecom Services LLC (a)	8.500%	8/15/20	253,750
USD	250,000	Reynolds Group Issuer, Inc.	9.875%	8/15/19	277,813
USD	250,000	Rite Aid Corp.	6.750%	6/15/21	265,625
USD	450,000	Sanchez Energy Corp. (a)	7.750%	6/15/21	461,250
USD	250,000	Serta Simmons Holdings LLC (a)	8.125%	10/1/20	267,500
USD	250,000	Snoqualmie Entertainment Authority (a)	9.125%	2/1/15	250,156
USD	500,000	Swift Energy Co.	7.875%	3/1/22	503,750
USD	250,000	Titan International, Inc. (a)	6.875%	10/1/20	257,500
USD	250,000	TMS International Corp. (a)	7.625%	10/15/21	262,500
USD	250,000	Univision Communications, Inc. (a)	8.500%	5/15/21	278,125
USD	500,000	Wok Acquisition Corp. (a)	10.250%	6/30/20	546,250
					21,329,844
	Total corporate bonds
	(Cost $24,328,639)				24,679,725
Shares

Preferred stock – 2.74%

	United States - 2.74%
	750	Ally Financial, Inc. 7%, 12/9/13 (a) (c)			720,164
	Total preferred stock
	(Cost $731,875)				720,164

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
High Yield Opportunities Fund
October 31, 2013 (continued)

Total long-term investments
(Cost $25,060,514)	$ 25,399,889
Total investments - 96.55%
(Cost $25,060,514)	25,399,889
Net other assets and liabilities – 3.45%	906,913
Total net assets – 100.00%	$ 26,306,802

(a)	Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2013, the restricted securities held by the Fund had an aggregate value of
$18,821,076, which represented 71.5% of net assets.
(b)	Security is purchased on a delayed delivery basis.
(c)	Maturity date is perpetual. Maturity date presented represents the next call date.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
High Yield Opportunities Fund
October 31, 2013 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Oil & Gas Exploration & Production	6.72%
Auto/Truck Parts & Equipment - Original	4.97
Retail - Restaurants	4.15
Cable TV	4.09
Insurance Brokers	3.92
Casino Hotels	2.81
Diversified Banking Institution	2.74
Gold Mining	2.39
Enterprise Software/Services	2.29
Chemicals - Diversified	2.14
Containers - Metal/Glass	2.13
Containers - Paper/Plastic	2.06
Apparel Manufacturers	2.04
Medical - Drugs	2.03
MRI/Medical Diagnostic Imaging	2.02
Food - Miscellaneous/Diversified	2.01
Coal	2.00
Broadcast Services/Programs	1.98
Retail - Apparel/Shoe	1.98
Special Purpose Entity	1.98
Power Conversion/Supply Equipment	1.97
Retail – Arts & Crafts	1.97
Retail - Leisure Products	1.97
E-Commerce/Services	1.95
Precious Metals	1.95
Specified Purpose Acquisition	1.94
Electronic Components - Semiconductors	1.91
Retail - Jewelry	1.90
Consumer Products - Miscellaneous	1.06
Television	1.06
Chemicals - Specialty	1.03
Security Services	1.03
Retail - Bedding	1.02
Storage/Warehousing	1.02
Cellular Telecommunications	1.01
Medical - Hospitals	1.01
Retail - Drug Store	1.01
Satellite Telecommunications	1.01
Agricultural Operations	1.00
Chemicals - Other	1.00
Commercial Services	1.00
Distribution/Wholesale	1.00
Beverages - Non-alcoholic	0.99
Building & Construction Products - Miscellaneous	0.99
Paper & Related Products	0.99
Data Processing/Management	0.96
Educational Software	0.96
Semiconductor Equipment	0.96
Casino Services	0.95
Finance - Commercial	0.95
Finance - Leasing Company	0.89
Commercial Banks - Eastern US	0.82
Computer Services	0.82
Long-Term Investments	96.55
Total Investments	96.55
Net Other Assets and Liabilities	3.45
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
High Yield Opportunities Fund
October 31, 2013 (continued)

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at October 31, 2013:

	Quoted
	prices in
	active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Corporate Bonds
Austria	$—	$259,875	$—	$259,875
Canada	—	518,100	—	518,100
Ireland	—	537,500	—	537,500
Luxembourg	—	1,120,906	—	1,120,906
South Africa	—	381,625	—	381,625
Sweden	—	262,500	—	262,500
United Kingdom	—	269,375	—	269,375
United States	—	21,329,844	—	21,329,844
Total Corporate Bonds	—	24,679,725	—	24,679,725
Preferred Stock
United States	—	720,164	—	720,164
Total Preferred Stock	—	720,164	—	720,164
Total Investments	$—	$25,399,889	$—	$25,399,889

During the period ended October 31, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Opportunities Fund
October 31, 2013

		Value
Shares		(note 2)

Common stocks - 95.53%

	Australia - 1.75%
16,236,499	African Petroleum Corp.,
	Ltd. (a) *	$ 2,186,795
4,400,000	Fortescue Metals Group, Ltd.	21,666,621
985,772	National Australia Bank, Ltd.	32,898,416
		56,751,832

	Austria - 2.01%
1,850,000	Erste Group Bank AG	65,244,945

	Brazil - 0.79%
1,980,000	BM&FBOVESPA S.A.	11,163,021
862,000	BR Malls Participacoes S.A.	8,349,880
211,000	Embraer S.A., ADR	6,201,290
		25,714,191

	China - 2.88%
220,594	Baidu, Inc., ADR *	35,493,575
43,588,000	China Construction Bank
	Corp., Class H	33,844,932
8,628,000	China Oilfield Services, Ltd.,
	Class H	24,149,052
		93,487,559

	Denmark - 1.99%
6,675	AP Moeller-Maersk A/S,
	Class B	64,584,035

	Finland - 1.91%
8,200,000	Nokia Oyj *	62,013,841

	France - 8.71%
1,683,382	Accor S.A.	75,459,438
1,982,102	AXA S.A.	49,518,035
770,366	Renault S.A.	67,475,130
929,000	Sodexo	90,173,846
		282,626,449

	Germany - 8.28%
462,928	Continental AG	84,821,495
2,699,918	Deutsche Post AG	91,370,357
709,367	Fresenius SE & Co., KGaA	92,201,635
		268,393,487

	Hong Kong - 3.12%
6,933,000	AIA Group, Ltd.	35,188,127
2,319,000	Cheung Kong Holdings, Ltd.	36,311,957
9,235,000	SJM Holdings, Ltd.	29,778,795
		101,278,879
	India - 1.08%
1,115,953	Tata Motors, Ltd., ADR	34,951,648

	Indonesia - 0.69%
31,735,500	PT Bank Rakyat Indonesia
	Tbk	22,240,892

	Japan - 16.83%
584,100	Denso Corp.	27,948,647
10,302,000	Ebara Corp.	55,108,838
173,600	FANUC Corp.	27,753,402
3,439,000	H2O Retailing Corp.	29,133,398
11,115,000	Hitachi, Ltd.	77,430,845
1,928,300	Mitsui & Co., Ltd.	27,454,693
32,825,900	Mizuho Financial Group, Inc.	68,435,976
2,180,000	NKSJ Holdings, Inc.	56,046,374
9,311,000	Obayashi Corp.	59,371,474
1,165,500	Sumitomo Mitsui Financial
	Group, Inc.	55,886,632
6,440,000	Taiheiyo Cement Corp.	27,179,904
374,000	Takeda Pharmaceutical Co.,
	Ltd.	17,743,415
2,611,000	Toray Industries, Inc.	16,250,707
		545,744,305

	Korea - 2.37%
136,507	Hyundai Motor Co.	32,558,351
32,186	Samsung Electronics Co.,
	Ltd.	44,452,029
		77,010,380

	Mexico - 0.67%
82,000	Fomento Economico
	Mexicano, S.A.B. de C.V.,
	ADR	7,650,600
550,000	Grupo Aeroportuario del
	Centro Norte, S.A.B. de C.V.
	*	1,875,453
420,300	Grupo Lala S.A.B. de C.V. *	933,230
3,600,000	Grupo Mexico S.A.B. de
	C.V., Series B	11,409,301
		21,868,584

	Netherlands - 8.07%
1,038,719	ASML Holding N.V.	98,609,573
1,028,947	European Aeronautic
	Defence and Space Co. N.V.	70,704,804
2,609,000	Koninklijke Philips N.V.	92,384,955
		261,699,332

	Panama - 0.28%
61,200	Copa Holdings S.A., Class A	9,151,848

	Puerto Rico - 0.05%
66,187	EVERTEC, Inc.	1,552,747

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Opportunities Fund
October 31, 2013 (continued)

		Value
Shares		(note 2)

	Russia - 0.61%
16,000,000	RusPetro plc *	$ 9,235,579
593,506	TCS Group Holding plc *	10,208,303
		19,443,882

	Singapore - 1.03%
2,488,000	DBS Group Holdings, Ltd.	33,528,514

	Spain - 4.68%
2,365,000	Amadeus IT Holding S.A., A
	Shares	87,822,957
11,490,562	International Consolidated
	Airlines Group S.A. *	64,096,950
		151,919,907

	Sweden - 1.36%
1,548,018	Svenska Cellulosa AB, B
	Shares	43,955,728

	Switzerland - 5.25%
314,929	Roche Holding AG	87,188,146
4,300,000	UBS AG *	83,218,163
		170,406,309

	Taiwan - 1.11%
1,961,920	Taiwan Semiconductor
	Manufacturing Co., Ltd.,
	ADR	36,118,947

	Thailand - 0.90%
4,770,050	Kasikornbank pcl	29,118,378

	United Kingdom - 13.79%
5,534,536	Capita Group plc	87,498,336
17,852,977	Essar Energy, Ltd. *	34,121,535
2,317,057	GlaxoSmithKline plc	61,058,776
6,000,000	HSBC Holdings plc	65,620,716
31,000,000	Lloyds Banking Group plc *	38,536,578
15,400,000	Standard Life plc	86,917,064
20,446,036	Vodafone Group plc	73,598,189
		447,351,194

	United States - 5.32%
67,611	Amazon.com, Inc. *	24,612,432
305,914	AmerisourceBergen Corp.	19,985,362
867,962	Cisco Systems, Inc.	19,529,145
268,807	Cognizant Technology
	Solutions Corp., Class A *	23,367,392
19,120	Google, Inc., Class A *	19,704,690
31,552	MasterCard, Inc., Class A	22,625,939
20,720	Priceline.com, Inc. *	21,835,358
299,755	QUALCOMM, Inc.	20,823,980
		172,484,298

	Total common stocks
	(Cost $2,468,147,373)	3,098,642,111

Preferred stocks - 1.00%

Brazil - 0.35%
741,500	Itau Unibanco Holding S.A.	11,452,504

Korea - 0.65%
21,767	Samsung Electronics Co.,
Ltd.		21,012,876

Total preferred stocks
(Cost $28,653,372)		32,465,380

Total long-term
investments
(Cost $2,496,800,745)		3,131,107,491

Short-term investment - 2.65%

85,868,499	Fidelity Institutional Treasury
Portfolio		85,868,499

Total short-term
investment
(Cost $85,868,499)		85,868,499

Total investments - 99.18%
(Cost $2,582,669,244)		3,216,975,990

Net other assets and liabilities –
0.82%		26,465,175

Total net assets – 100.00%		$ 3,243,441,165

*	Non income producing security

(a)	The security has been deemed illiquid according
to the policies and procedures adopted by the
Board of Trustees.

ADR	American Depositary Receipts

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Opportunities Fund
October 31, 2013 (continued)

The Fund held the following open forward foreign currency contracts at October 31, 2013:

			Local	Current	Unrealized
		Value	amount	notional	appreciation/
	Counterparty	date	(000's)	value	(depreciation)
Euro (Short)	State Street Bank, London	11/15/13	107,535	$146,009,113	$(3,509,113)
Euro (Short)	Deutsche Bank AG	11/15/13	107,522	145,992,036	(3,492,036)
Japanese Yen (Short)	State Street Bank, London	11/21/13	10,926,000	111,124,310	1,375,690
Japanese Yen (Short)	State Street Bank, London	11/21/13	10,930,500	111,170,078	1,329,922
Japanese Yen (Short)	State Street Bank, London	11/21/13	4,913,250	49,970,851	29,149
Total					$(4,266,388)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Opportunities Fund
October 31, 2013 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Diversified Banks	14.08%
Pharmaceuticals	5.12
Life & Health Insurance	3.76
Auto Parts & Equipment	3.48
Data Processing & Outsourced Services	3.45
Communications Equipment	3.16
Semiconductors	3.13
Automobile Manufacturers	3.08
Semiconductor Equipment	3.04
Industrial Conglomerates	2.85
Health Care Equipment	2.84
Air Freight & Logistics	2.82
Restaurants	2.78
Human Resource & Employment Services	2.70
Diversified Capital Markets	2.56
Industrial Machinery	2.55
Electronic Equipment & Instruments	2.39
Aerospace & Defense	2.37
Hotels, Resorts & Cruise Lines	2.33
Wireless Telecommunication Services	2.27
Airlines	2.26
Marine	1.99
Construction & Engineering	1.83
Property & Casualty Insurance	1.73
Internet Software & Services	1.70
Multi-line Insurance	1.53
Internet Retail	1.43
Oil & Gas Exploration & Production	1.40
Paper Products	1.35
Real Estate Development	1.12
Construction & Farm Machinery & Heavy Trucks	1.08
Casinos & Gaming	0.92
Department Stores	0.90
Trading Companies & Distributors	0.85
Construction Materials	0.84
Oil & Gas Drilling	0.74
IT Consulting & Other Services	0.72
Steel	0.67
Health Care Distributors	0.62
Commodity Chemicals	0.50
Diversified Metals & Mining	0.35
Specialized Finance	0.34
Regional Banks	0.31
Real Estate Operating Companies	0.26
Soft Drinks	0.24
Airport Services	0.06
Packaged Foods & Meats	0.03
Long-Term Investments	96.53
Short-Term Investment	2.65
Total Investments	99.18
Net Other Assets and Liabilities	0.82
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
International Opportunities Fund
October 31, 2013 (continued)

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at October 31, 2013:

	Quoted prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Common Stocks
Australia	$56,751,832	$—	$—	$56,751,832
Austria	65,244,945	—	—	65,244,945
Brazil	25,714,191	—	—	25,714,191
China	93,487,559	—	—	93,487,559
Denmark	64,584,035	—	—	64,584,035
Finland	62,013,841	—	—	62,013,841
France	282,626,449	—	—	282,626,449
Germany	268,393,487	—	—	268,393,487
Hong Kong	101,278,879	—	—	101,278,879
India	34,951,648	—	—	34,951,648
Indonesia	22,240,892	—	—	22,240,892
Japan	545,744,305	—	—	545,744,305
Korea	77,010,380	—	—	77,010,380
Mexico	21,868,584	—	—	21,868,584
Netherlands	261,699,332	—	—	261,699,332
Panama	9,151,848	—	—	9,151,848
Puerto Rico	1,552,747	—	—	1,552,747
Russia	19,443,882	—	—	19,443,882
Singapore	33,528,514	—	—	33,528,514
Spain	151,919,907	—	—	151,919,907
Sweden	43,955,728	—	—	43,955,728
Switzerland	170,406,309	—	—	170,406,309
Taiwan	36,118,947	—	—	36,118,947
Thailand	29,118,378	—	—	29,118,378
United Kingdom	447,351,194	—	—	447,351,194
United States	172,484,298	—	—	172,484,298
Total Common Stocks	3,098,642,111	—	—	3,098,642,111
Preferred Stocks
Brazil	11,452,504	—	—	11,452,504
Korea	21,012,876	—	—	21,012,876
Total Preferred Stocks	32,465,380	—	—	32,465,380
Short-Term Investment	85,868,499	—	—	85,868,499
Total Investments	3,216,975,990	—	—	3,216,975,990
Financial Derivative Instruments*
Forward Foreign Currency Contracts	—	2,734,761	—	2,734,761
Total Financial Derivative Instruments	$—	$2,734,761	$—	$2,734,761
Liabilities
Financial Derivative Instruments*
Forward Foreign Currency Contracts	—	(7,001,149)	—	(7,001,149)
Total Financial Derivative Instruments	$—	$(7,001,149)	$—	$(7,001,149)
* These investments are recorded at the unrealized gain or loss on the investment.

During the period ended October 31, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board.

See notes to portfolio of investments

Henderson Global Funds				Portfolio of investments
					(unaudited)

Strategic Income Fund
October 31, 2013

	Face				Value
	amount		Coupon	Maturity	(note 2)

Corporate bonds – 94.16%

		France – 3.22%
EUR	550,000	Crown European Holdings S.A.	7.125%	8/15/18	$ 800,917
EUR	290,000	Europcar Groupe S.A.	9.375%	4/15/18	415,403
EUR	150,000	SMCP SAS	8.875%	6/15/20	220,485
					1,436,805

		Germany – 4.97%
EUR	400,000	Kabel Deutschland Vertrieb und Service GmbH	6.500%	6/29/18	580,449
USD	500,000	Unitymedia Hessen GmbH & Co. KG (a)	7.500%	3/15/19	545,000
USD	1,100,000	Unitymedia Hessen GmbH & Co. KG (a)	5.500%	1/15/23	1,091,750
					2,217,199

		Ireland – 3.22%
EUR	440,000	Ardagh Glass Finance plc	8.750%	2/1/20	624,174
EUR	50,000	Ardagh Glass Finance plc	9.250%	7/1/16	71,667
EUR	500,000	Smurfit Kappa Acquisitions	7.750%	11/15/19	742,825
					1,438,666

		Jamaica – 1.66%
USD	710,000	Digicel, Ltd. (a) (b)	8.250%	9/1/17	743,015

		Luxembourg – 9.82%
GBP	230,000	Cabot Financial Luxembourg S.A.	10.375%	10/1/19	422,255
USD	120,000	ConvaTec Healthcare (a)	10.500%	12/15/18	136,500
EUR	400,000	ConvaTec Healthcare	10.875%	12/15/18	619,134
USD	465,000	Dufry Finance SCA (a) (b)	5.500%	10/15/20	472,692
EUR	150,000	Geo Travel Finance SCA	10.375%	5/1/19	223,010
USD	157,000	Intelsat Jackson Holdings S.A. (a)	5.500%	8/1/23	152,094
EUR	200,000	Numericable Finance & Co. SCA	12.375%	2/15/19	325,876
EUR	300,000	Ontex IV S.A.	9.000%	4/15/19	439,911
EUR	800,000	Telenet Finance Luxembourg SCA	6.375%	11/15/20	1,160,126
EUR	298,000	Wind Acquisition Finance S.A.	11.750%	7/15/17	432,446
					4,384,044

		Netherlands – 4.04%
EUR	150,000	Linde Finance B.V.	7.375%	7/14/16	230,902
EUR	100,000	TMF Group Holding B.V.	9.875%	12/1/19	147,797
EUR	93,000	UPC Holding B.V.	8.375%	8/15/20	139,529
USD	150,000	UPCB Finance III, Ltd. (a)	6.625%	7/1/20	160,875
EUR	775,000	Ziggo Bond Co. B.V. (a)	8.000%	5/15/18	1,123,283
					1,802,386

		United Kingdom – 46.02%
GBP	700,000	AA Bond Co., Ltd.	9.500%	7/31/19	1,234,617
GBP	200,000	Arqiva Broadcast Finance plc	9.500%	3/31/20	351,946
GBP	205,000	Arqiva Broadcast Finance plc (a)	9.500%	3/31/20	360,745
USD	132,000	AstraZeneca plc	4.000%	9/18/42	118,606
EUR	700,000	BAA Funding, Ltd.	4.600%	2/15/18	1,073,037
GBP	200,000	Bakkavor Finance 2 plc	8.250%	2/15/18	344,330
GBP	500,000	Barclays Bank plc (b)	10.000%	5/21/21	1,068,794
GBP	150,000	BAT International Finance plc	6.000%	6/29/22	290,530
USD	490,000	British Sky Broadcasting Group plc (a)	3.125%	11/26/22	467,080

See notes to portfolio of investments

Henderson Global Funds				Portfolio of investments
					(unaudited)

Strategic Income Fund
October 31, 2013 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	200,000	Centrica plc (a)	4.000%	10/16/23	$ 201,332
GBP	650,000	Daily Mail & General Trust (b)	5.750%	12/7/18	1,142,586
GBP	400,000	F&C Finance plc	9.000%	12/20/16	708,702
GBP	200,000	Gala Electric Casinos plc	11.500%	6/1/19	355,900
GBP	500,000	Gala Group Finance plc	8.875%	9/1/18	873,853
EUR	320,000	Global Switch Holdings, Ltd.	5.500%	4/18/18	495,659
USD	200,000	Imperial Tobacco Finance plc (a)	3.500%	2/11/23	191,438
EUR	635,903	INEOS Group Holdings S.A.	7.875%	2/15/16	877,255
GBP	501,000	ITV plc	5.375%	10/19/15	860,458
GBP	500,000	Legal & General Group plc (c)	6.385%	5/12/17	867,118
USD	1,100,000	Lloyds Banking Group plc (a) (b) (c)	6.267%	11/14/16	1,032,625
GBP	130,000	Odeon & UCI Finco plc	9.000%	8/1/18	215,216
USD	200,000	Pearson Funding Five plc (a)	3.250%	5/8/23	185,703
EUR	510,000	Rexam plc	6.750%	6/29/67	733,999
USD	400,000	Royal Bank of Scotland Group plc (c)	7.640%	9/29/17	387,000
USD	1,100,000	Standard Chartered plc (b) (c)	6.409%	1/3/17	1,168,063
GBP	50,000	Tesco plc	5.500%	12/13/19	91,787
GBP	89,000	Tesco plc	6.125%	2/24/22	167,815
GBP	50,000	Tesco plc	5.000%	3/24/23	86,774
GBP	50,000	Tesco plc	4.875%	3/24/42	77,817
GBP	67,000	Thames Water Utilities Finance, Ltd.	5.375%	7/21/25	117,806
GBP	300,000	Thomas Cook Group plc	7.750%	6/22/17	514,090
GBP	450,000	Towergate Finance plc	8.500%	2/15/18	768,610
GBP	100,000	Towergate Finance plc	10.500%	2/15/19	171,195
GBP	710,000	Virgin Media Finance plc (b)	8.875%	10/15/19	1,245,424
GBP	500,000	William Hill plc (b)	7.125%	11/11/16	896,701
USD	595,000	WPP Finance 2010	4.750%	11/21/21	623,412
GBP	100,000	WPP 2012, Ltd.	6.000%	4/4/17	181,137
					20,549,160

		United States – 21.21%
USD	26,000	Avis Budget Car Rental LLC	5.500%	4/1/23	25,610
USD	175,000	BMC Software Finance, Inc. (a)	8.125%	7/15/21	185,937
USD	300,000	CenturyLink, Inc. (b)	5.800%	3/15/22	298,500
USD	347,000	CenturyLink, Inc. (b)	7.600%	9/15/39	325,312
GBP	300,000	Citigroup, Inc.	4.500%	3/3/31	469,198
USD	100,000	First Data Corp. (a)	10.625%	6/15/21	107,875
USD	600,000	HCA Holdings, Inc.	7.750%	5/15/21	658,500
USD	300,000	HCA, Inc.	8.000%	10/1/18	353,250
EUR	600,000	Infor (US), Inc.	10.000%	4/1/19	912,408
USD	112,000	Iron Mountain, Inc.	5.750%	8/15/24	107,520
USD	838,000	Iron Mountain, Inc.	6.000%	8/15/23	856,855
	2,500,000	Lehman Brothers UK Capital Funding IV LP
EUR		(c) (d) (e) (f)	5.750%	4/25/14	—
EUR	775,000	Levi Strauss & Co.	7.750%	5/15/18	1,128,544
USD	220,000	NIKE, Inc.	3.625%	5/1/43	193,932
USD	140,000	Regal Entertainment Group	9.125%	8/15/18	154,700
USD	160,000	Regal Entertainment Group	5.750%	2/1/25	153,200
USD	205,000	Regal Entertainment Group	5.750%	6/15/23	203,462
USD	250,000	Reynolds Group Issuer, Inc.	5.750%	10/15/20	259,375
USD	400,000	Reynolds Group Issuer, Inc.	9.875%	8/15/19	444,500
USD	1,240,000	Service Corp. International (b)	7.625%	10/1/18	1,426,000
USD	140,000	Sprint Corp. (a)	7.875%	9/15/23	152,250
USD	38,000	T-Mobile USA, Inc.	6.633%	4/28/21	40,328
USD	113,000	Taminco Global Chemical Corp. (a) (f)	9.750%	3/31/20	128,820

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Strategic Income Fund
October 31, 2013 (continued)

	Face				Value
	amount		Coupon	Maturity	(note 2)
USD	60,000	Tenet Healthcare Corp. (a)	6.000%	10/1/20	$ 63,563
USD	146,000	Tenet Healthcare Corp. (a)	8.125%	4/1/22	160,235
USD	125,000	Tenet Healthcare Corp.	8.000%	8/1/20	136,406
USD	450,000	Verizon Communications, Inc.	6.550%	9/15/43	523,948
					9,470,228
	Total corporate bonds
	(Cost $41,708,171)				42,041,503
US government obligations – 0.45%

	United States - 0.45%
USD	200,000	United States Treasury Note	0.875%	1/31/18	198,320
	Total US government obligations
	(Cost $200,156)				198,320

	Total long-term investments
	(Cost $41,908,327)				42,239,823

	Shares

Short-term investment - 1.36%
	607,273	Fidelity Institutional Treasury Portfolio (b)			607,273
	Total short-term investment
	(Cost $607,273)				607,273
Total investments - 95.97%
	(Cost $42,515,600)				42,847,096
Net other assets and liabilities – 4.03%					1,800,701
Total net assets – 100.00%					$ 44,647,797

(a)
Restricted security, purchased pursuant to Rule 144A under the Securities Act of 1933, as amended, and which is exempt from registration under that Act. At October 31, 2013, the restricted securities held by the Fund had an aggregate value of $7,662,812, which represented 17.2% of net assets.

(b)	A portion of this security is segregated as collateral for derivative contracts.
(c)	Maturity date is perpetual. Maturity date presented represents the next call date.
(d)	Security is in default.
(e)	Fair valued at October 31, 2013 as determined in good faith using procedures approved by the Board of Trustees.
(f)	The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Strategic Income Fund
October 31, 2013 (continued)

The Fund held the following open forward foreign currency contracts at October 31, 2013:

			Local	Current	Unrealized
		Value	amount	notional	appreciation/
	Counterparty	date	(000's)	value	(depreciation)
Euro (Short)	Deutsche Bank AG	11/22/13	10,172	$13,812,143	$210,017
British Pound (Short)	Deutsche Bank AG	11/22/13	9,333	14,962,269	174,476
Total					$384,493

The Fund held the following open futures contracts at October 31, 2013:

			Current	Unrealized
	Number of	Expiration	notional	appreciation/
	contracts	date	value	(depreciation)
UK Long Gilt Bond (Long)	7	12/27/13	$ 1,248,759	$ 11,019

The Fund held the following centrally cleared credit default swap agreements at October 31, 2013:
Upfront
	Rates		Implied	Notional		premiums	Unrealized
Reference	received/	Termination	credit	amount	Market	paid/	appreciation/
entity	(paid)	date	spread	(000s)	value	(received)	(depreciation)
Protection sold:
iTraxx-Crossover CDX Series 20	5.00%	12/20/18	3.40%	EUR 350	33,561	23,303	10,258

The Fund held the following over-the-counter credit default swap contracts at October 31, 2013:
									Upfront
		Rates		Implied		Notional			premiums	Unrealized
	Reference	received/	Termination	credit		amount		Market	paid/	appreciation/
Counterparty	entity	(paid)	date	spread		(000s	)	value	(received)	(depreciation)
Protection purchased:
J.P. Morgan Chase Bank, N.A.	Legal & General Group plc	(1.00%)	6/20/17	1.13%	EUR	450		$ 2,859	$ 40,165	$ (37,306)
Deutsche Bank AG	International Business Machines Corp.	(1.00%)	12/20/18	0.38%	USD	850		(26,555)	(26,279)	(276)
J.P. Morgan Chase Bank, N.A.	Hewlett Packard Co.	(1.00%)	12/20/18	1.53%	USD	150		3,900	4,903	(1,003)
Protection sold:
J.P. Morgan Chase Bank, N.A.	ConvaTec Healthcare	5.00%	12/20/17	3.50%	EUR	50		3,880	(1,637)	5,517
Barclays Bank plc	Schaeffler Finance B.V.	5.00%	12/20/18	2.32%	EUR	350		60,947	55,055	5,892
Barclays Bank plc	ConvaTec Healthcare	5.00%	12/20/18	4.32%	EUR	350		14,661	2,368	12,293
Citibank, N.A.	Cerved Group SPA	5.00%	12/20/18	4.57%	EUR	100		2,657	(3,066)	5,723
Total								$ 62,349	$ 71,509	$ (9,160)

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments (unaudited)
Strategic Income Fund
October 31, 2013 (continued)

Other information:

Industry concentration as	% of net
a percentage of net assets:	assets
Cable TV	8.54%
Commercial Banks Non-US	7.32
Telecommunication Services	5.90
Telephone - Integrated	5.36
Containers - Metal/Glass	5.00
Finance - Other Services	3.63
Funeral Services & Related Items	3.19
Medical - Hospitals	3.07
Apparel Manufacturers	3.02
Auto Repair Centers	2.76
Publishing - Newspapers	2.56
Enterprise Software/Services	2.46
Airport Development & Maintenance	2.40
Commercial Services	2.16
Insurance Brokers	2.10
Gambling (Non-Hotel)	2.01
Chemicals - Diversified	1.96
Life/Health Insurance	1.94
Television	1.93
Diversified Banking Institution	1.92
Disposable Medical Products	1.70
Paper & Related Products	1.66
Broadcast Services/Programs	1.60
Investment Management & Advising Services	1.59
Consumer Products - Miscellaneous	1.58
Advertising Services	1.40
Diversified Operations	1.28
Theaters	1.15
Travel Services	1.15
Computer Data Security	1.11
Tobacco	1.08
Retail - Miscellaneous/Diversified	1.06
Rental Auto/Equipment	0.99
Feminine Health Care Products	0.98
Food - Retail	0.95
Food - Wholesale/Distribution	0.77
Industrial Gases	0.52
Transport - Services	0.50
Gas - Distribution	0.45
US Government Obligations	0.45
Athletic Footwear	0.43
Cellular Telecommunications	0.43
Multimedia	0.42
Consulting Services	0.41
Satellite Telecommunications	0.34
Commercial Services - Finance	0.33
Chemicals – Other	0.29
Medical – Drugs	0.26
Water	0.26
Data Processing/Management	0.24
Finance - Investment Banking & Brokerage	—
Long-Term Investments	94.61
Short-Term Investments	1.36
Total Investments	95.97
Net Other Assets and Liabilities	4.03
100.00%

See notes to portfolio of investments

Henderson Global Funds	Portfolio of investments
(unaudited)
Strategic Income Fund
October 31, 2013 (continued)

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy at October 31, 2013:

	Quoted
	prices in
	active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs
Description	(level 1)	(level 2)	(level 3)	Total
Assets
Corporate Bonds
France	$—	$1,436,805	$—	$1,436,805
Germany	—	2,217,199	—	2,217,199
Ireland	—	1,438,666	—	1,438,666
Jamaica	—	743,015	—	743,015
Luxembourg	—	4,384,044	—	4,384,044
Netherlands	—	1,802,386	—	1,802,386
United Kingdom	—	20,549,160	—	20,549,160
United States	—	9,470,228	—	9,470,228
Total Corporate Bonds	—	42,041,503	—	42,041,503
US Government Obligations
United States	—	198,320	—	198,320
Total US Government Obligations	—	198,320	—	198,320
Short-Term Investment	607,273	—	—	607,273
Total Investments	607,273	42,239,823	—	42,847,096
Financial Derivative Instruments*
Centrally Cleared Credit Default Swap Contracts	—	10,258	—	10,258
Over-The-Counter Credit Default Swap Contracts	—	29,425	—	29,425
Forward Foreign Currency Contracts		384,493		384,493
Futures Contracts	11,019	—	—	11,019
Total Financial Derivative Instruments	11,019	424,176	—	435,195
Liabilities
Financial Derivative Instruments*
Over-The-Counter Credit Default Swap Contracts	—	(38,585)	—	(38,585)
Total Financial Derivative Instruments	$—	$(38,585)	$—	$(38,585)
* These investments are recorded at the unrealized gain or loss on the investment.

During the period ended October 31, 2013, there were no transfers in or out of security levels as a result of the fair value pricing procedures established by the Board.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in securities	Balance as of July 31, 2013	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to level 3	Transfers out of level 3	Balance as of October 31, 2013
Corporate Bonds
United States
Lehman Brothers UK Capital Funding IV LP	$0	$0	$0	$0	$0	$0	$0	$0	$0
Total	$0	$0	$0	$0	$0	$0	$0	$0	$0

The total net change in unrealized appreciation (depreciation) attributable to Level 3 investments held at October 31, 2013 was $0.

The Fund’s Advisor has determined that Lehman Brothers UK Capital Funding IV LP is a Level 3 investment due to the lack of observable inputs that may be used in the determination of fair value. Management has also concluded there is no value for the investment on the basis that the company has filed for bankruptcy, the position is currently in default and is highly subordinated.

See notes to portfolio of investments

Henderson Global Funds	Notes to portfolio of investments
(unaudited)

1. Organization
Henderson Global Funds (the “Trust”) was organized on May 11, 2001, as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust has an unlimited number of authorized shares that are divided among nine series. The Henderson All Asset Fund, Henderson Dividend & Income Builder Fund, Henderson Emerging Markets Opportunities Fund, Henderson European Focus Fund, Henderson Global Equity Income Fund, Henderson Global Technology Fund, Henderson High Yield Opportunities Fund, Henderson International Opportunities Fund and Henderson Strategic Income Fund (collectively, the “Funds”) are included in this report as separate series of the Trust and each are diversified except for the Henderson All Asset Fund, Henderson Dividend & Income Builder Fund and Henderson High Yield Opportunities Fund.

The Henderson All Asset Fund is a Fund-of-Funds that seeks to achieve its objective by investing in a portfolio of underlying funds (“underlying funds”) which, in turn, may invest in a variety of US and foreign equity, fixed income, money market and derivative instruments. The Fund-of-Funds does not invest in the underlying funds for the purpose of exercising management or control; however, investments by the Fund-of-Funds, within its principal investment strategies, may represent a significant portion of the underlying funds’ net assets. The Fund-of-Funds “Portfolio of Investments” lists the underlying funds held as an investment of the Fund-of-Funds as of period end, but does not include the holdings of the underlying funds.

2. Significant accounting policies
The following is a summary of significant accounting policies followed by each Fund in preparation of its portfolio of investments. These policies are in conformity with US generally accepted accounting principles (“GAAP”). The preparation of the portfolio of investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security valuation
Securities and derivatives traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked price.

Debt securities are valued at the market value provided by independent pricing services approved by the Board of Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices, or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques that take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair market value. Investments in investment companies are valued at its reported net asset value, which approximates fair market value.

Forward foreign currency contracts are valued daily at the applicable forward rate.

Swap agreements between the Funds and its counterparties in over-the-counter (“OTC”) markets are valued using independent values provided by independent pricing services when available, otherwise, fair values are estimated on the basis of pricing models that incorporate current market measures for interest rates, currency exchange rates, equity prices and indices, credit spreads, corresponding market volatility levels and other market-based pricing factors. For centrally cleared credit default swaps, i.e. those that are transacted through a central clearinghouse, the clearing facility requires its members to provide actionable levels across complete term structures. These levels, along with external third party prices, are used to produce daily settlement prices for specific contracts.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Trust. The Trustees of the Trust, or their designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers,

Henderson Global Funds	Notes to portfolio of investments
(unaudited)

evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

Security transactions
Investment transactions are accounted for on a trade-date basis.

Foreign currency translation
Investments in securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.

Forward foreign currency contracts
The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-US dollar denominated investment securities. Alternatively, a Fund may enter into a forward foreign currency contract for speculative purposes of gaining exposure to particular foreign currency markets. When entering into forward foreign currency contracts, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Realized gains or losses on forward foreign currency contracts include net gains or losses on contracts that have matured. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. When applicable, open forward foreign currency contracts at the end of the period are listed in each Fund’s Portfolio of Investments.

Futures contracts
The Funds are subject to interest rate risk, equity risk and foreign currency risk in the normal course of pursuing their investment objectives. Accordingly, the Funds may invest in futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies and to gain exposure to equity indices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price and date. Upon entering into such contracts, a Fund is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the fluctuations in the fair value of the underlying asset. The Funds realize a gain or loss upon the expiration or closing of the futures contracts. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Funds as futures contracts are exchange-traded and the exchange’s clearinghouse acts as counterparty to all exchange-traded futures transactions. When applicable, open futures contracts outstanding at the end of the period are listed in each Fund’s Portfolio of Investments.

Options purchased
The Funds may purchase options to create investment exposure consistent with their investment objectives or to hedge or limit the exposure of their portfolio holdings. Options are valued daily and unrealized appreciation or depreciation is recorded. The Funds realize a gain or loss upon the expiration or closing of the option transaction. The primary risks of investing in purchased options include the risk of imperfect correlation between the option price and the value of the underlying instrument, and the possibility of an illiquid market for the option. Purchased options are generally exchange traded with limited counterparty risk as settlement is facilitated through a central clearinghouse. When applicable, option contracts purchased by the Funds and contracts outstanding at the end of the period are listed in each Fund’s Portfolio of Investments.

Henderson Global Funds	Notes to portfolio of investments
(unaudited)

Options written
Certain Funds may write (sell) put and call options on securities or derivative instruments in order to gain exposure to, or protect against, changes in the markets. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is recognized as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument that the Fund purchases upon exercise of the option.

Written options are subject to substantial risks. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option.  Exercise of an option written by a Fund could result in a Fund selling or buying a derivative instrument, security or currency at a price different from current market value. No Fund engaged in written options for the period ended October 31, 2013.

Swap contracts
The Funds may enter into swap contracts. Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular pre-determined investments, instruments, indices or other measures. Swap agreements are privately negotiated in the OTC market (OTC swaps), or may be executed in a multi-lateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a pre-determined period of time. The Funds may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract (which is limited with respect to centrally cleared swaps as described below), or from unanticipated changes in the value of the swap agreement.

The Funds use credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The Fund’s maximum risk of loss from counterparty credit risk as the protection buyer  is limited to the market value, or the current unrealized appreciation/depreciation on the contract plus/minus any upfront premiums paid/received. Alternatively, as the protection seller, the maximum risk of loss is equivalent to the notional or par value of the contract plus/minus any upfront premiums paid/received. At October 31, 2013, notional outstanding for credit protection sold, translated into US Dollar amounts, equated to $1,629,299 for the Strategic Income Fund. The risk that a counterparty is unable to perform on its obligations in situations when the Funds are in an appreciated position is mitigated with respect to OTC swaps by having master netting arrangements between the Funds and their counterparties and, in certain scenarios dictated by the agreements, the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. As noted above, there is limited counterparty credit risk with respect to centrally cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into a centrally cleared swap transaction, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent payments or receipts, known as “variation margin,” are made or received by the Fund, depending on the fluctuations in the fair value of the reference entity. When applicable, open swap contracts at the end of the period are listed in each Fund’s Portfolio of Investments.

3. Fair value measurements
Various inputs are used in determining the value of the Funds’ investments. The Funds use a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

Henderson Global Funds	Notes to portfolio of investments
(unaudited)

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the following three broad levels:

    • Level 1 – quoted prices (unadjusted) in active markets for identical investments
    • Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
    • Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Tables summarizing each Fund's investments that are measured at fair value by level within the fair value hierarchy at October 31, 2013 have been listed after each Fund’s Portfolio of Investments.

Any transfers between levels are disclosed, effective at the end of the period, in each Fund's table with the reasons for the transfers disclosed in a note to the table, if applicable.

4. Transactions with affiliates
An affiliated entity of a Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Certain of the Funds held ownership in other Funds within the Trust. At October 31, 2013, the All Asset Fund held 0.1% of the Henderson Global Equity Income Fund, 0.5% of the Henderson Global Technology Fund, and 1.7% of the Henderson Strategic Income Fund. Transactions in affiliates during the period ended October 31, 2013 were as follows:

Affiliate	Value 7/31/2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 10/31/2013	Dividend Income
All Asset
Henderson Global Equity Income Fund	$-	$1,433,761	$-	$70,497	$-	$1,504,258	$19,318
Henderson Global Technology Fund	1,031,701	584,000	-	130,243	-	1,745,944	-
Henderson Strategic Income Fund	730,359	9,854	-	10,786	-	750,999	9,854

The aggregate cost and value of affiliates at October 31, 2013 is $3,694,462 and $4,001,201, respectively. Investments in affiliates represented 5.60% of total net assets of the All Asset Fund as of October 31, 2013.

5. Federal income tax cost basis
The US federal income tax basis of investments, excluding foreign currency, forward currency contracts, futures contracts and swap contracts at October 31, 2013, and the gross unrealized appreciation and depreciation, were as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
All Asset	$67,504,876	$2,852,839	$(469,436)	$2,383,403
Dividend & Income
Builder	15,666,094	841,087	(90,776)	750,311
Emerging Markets
Opportunities	27,317,505	2,841,780	(1,441,788)	1,399,992
European Focus	1,048,706,676	195,404,138	(48,993,967)	146,410,171

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
Global Equity Income	2,157,835,613	259,845,296	(23,570,289)	236,275,007
Global Technology	278,081,158	95,745,774	(6,320,853)	89,424,921
High Yield Opportunities	25,060,514	518,151	(178,776)	339,375
International Opportunities	2,582,669,244	730,029,045	(95,722,299)	634,306,746
Strategic Income	42,515,600	3,522,438	(3,190,942)	331,496

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3.  Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:         /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:      December 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ James G. O’Brien
James G. O’Brien
President (principal executive officer) of Henderson Global Funds

Date:      December 20, 2013

By:         /s/ Troy Statczar
Troy Statczar
Treasurer (principal financial officer) of Henderson Global Funds

Date:      December 20, 2013